UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02354

Name of Fund:    BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2015

Date of reporting period: 01/31/2015

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2015 (Unaudited)	Federal Trust Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Farm Credit Bank Discount Notes: (a)
0.09%, 2/17/15	$390	$389,985
0.10%, 2/17/15	2,120	2,119,911
0.10%, 2/19/15	4,000	3,999,811
0.05%, 2/27/15	6,000	5,999,792
0.09%, 3/18/15	200	199,978
0.09%, 3/31/15	12,000	11,998,290
0.13%, 4/06/15	2,000	1,999,545
0.09%, 5/21/15	10,000	9,997,300
0.14%, 7/10/15	917	916,436
Federal Farm Credit Bank Variable Rate Notes: (b)
0.20%, 2/13/15	13,115	13,115,324
0.18%, 4/27/15	1,000	1,000,120
0.17%, 2/26/16	2,660	2,659,930
0.15%, 12/16/16	3,047	3,047,000
Federal Home Loan Bank Bonds:
0.20%, 2/13/15	10,000	10,000,384
0.09%, 2/27/15	905	905,013
2.75%, 3/13/15	3,240	3,249,633
0.13%, 4/02/15	985	984,933
0.07%, 4/17/15	870	869,967
0.20%, 8/18/15	1,625	1,625,291
0.21%, 8/28/15	1,965	1,964,944
0.19%, 9/01/15	2,200	2,199,769
Federal Home Loan Bank Discount Notes: (a)
0.05%, 2/04/15	4,000	3,999,989
0.07%, 2/04/15	803	802,997
0.06%, 2/05/15	3,979	3,978,980
0.08%, 2/06/15	3,415	3,414,970
0.06%, 2/09/15	1,191	1,190,986
0.02%, 2/11/15	4,644	4,643,977
0.07%, 2/13/15	26,000	25,999,470
0.10%, 2/27/15	1,296	1,295,910
0.07%, 2/27/15	700	699,968
0.08%, 3/13/15	7,708	7,707,315
0.08%, 3/18/15	8,000	7,999,217
0.13%, 3/18/15	2,000	1,999,682

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Discount Notes: (a) (concluded)
0.13%, 3/25/15	$1,500	$1,499,724
0.08%, 4/17/15	1,200	1,199,797
0.10%, 4/22/15	10,000	9,997,805
0.18%, 4/24/15	360	359,854
0.11%, 5/05/15	3,000	2,999,157
0.13%, 5/22/15	300	299,882
0.15%, 7/08/15	7,000	6,995,450
0.15%, 7/10/15	8,000	7,994,733
Federal Home Loan Bank Variable Rate Notes: (b)
0.12%, 3/20/15	15,000	14,999,915
0.12%, 5/21/15	10,245	10,244,923
0.16%, 7/16/15	3,000	3,000,000
Tennessee Valley Authority Discount Notes: (a)
0.06%, 2/03/15	23,000	22,999,962
0.06%, 2/10/15	25,000	24,999,667
0.04%, 2/17/15	15,000	14,999,750
0.06%, 2/27/15	10,000	9,999,583
Total U.S. Government Sponsored Agency Obligations — 75.7%		275,567,019

U.S. Treasury Obligations
U.S. Treasury Bills: (a)
0.01% - 0.02%, 2/05/15	68,070	68,069,929
0.02%, 2/12/15	11,000	10,999,954
0.01% - 0.02%, 2/26/15	9,227	9,226,924
Total U.S. Treasury Obligations — 24.3%		88,296,807
Total Investments (Cost — $363,863,826*) — 100.0%		363,863,826
Other Assets Less Liabilities — 0.0%		38,293

Net Assets — 100.0%		$363,902,119

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

Portfolio Abbreviations
AGM	Assured Guaranty Municipal	HDA	Housing Development Authority	PCRB	Pollution Control Revenue	SPEARS	Short Puttable Exempt
	Corp.	HFA	Housing Finance Agency		Bonds		Adjustable Receipts
AMT	Alternative Minimum Tax	IDA	Industrial Development Authority	PUTTERS	Puttable Tax-Exempt Receipts	TAN	Tax Anticipation Notes
	(subject to)	IDRB	Industrial Development Revenue	RAN	Revenue Anticipation Notes	TECP	Tax-Exempt Commercial Paper
BAN	Bond Anticipation Notes		Bonds	RB	Revenue Bonds	TRAN	Tax Revenue Anticipation Notes
CalSTRS	California State Teachers’	ISD	Independent School District	RIB	Residual Interest Bond	VRDN	Variable Rate Demand Notes
	Retirement System	LOC	Letter of Credit	ROC	Reset Option Certificates	VRDP	Variable Rate Demand Preferred
COP	Certificates of Participation	MB	Municipal Bonds	SBPA	Stand-by Bond Purchase
GO	General Obligation Bonds				Agreement

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015	1

Schedule of Investments (concluded)	Federal Trust Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of January 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$363,863,826	—	$363,863,826

[1]	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2015, there were no transfers between levels.

2	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015

Schedule of Investments January 31, 2015 (Unaudited)	FedFund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Discount Notes: (a)
0.09%, 2/11/15	$88,100	$88,097,952
0.11%, 3/04/15	61,384	61,378,373
0.12%, 5/18/15	350,000	349,882,604
0.10%, 5/21/15	476,525	476,382,043
0.14%, 6/10/15	48,935	48,910,641
0.14%, 7/08/15	271,640	271,475,205
0.16%, 8/03/15	120,000	119,902,933
0.16%, 8/17/15	180,720	180,562,573
Fannie Mae Variable Rate Notes: (b)
0.14%, 2/27/15	97,500	97,498,321
0.14%, 8/05/15	89,000	88,990,881
0.18%, 1/26/17	25,000	24,994,947
Federal Farm Credit Bank Bonds, 0.16%, 2/05/15	44,000	43,999,992
Federal Farm Credit Bank Discount Notes: (a)
0.09%, 2/17/15	21,400	21,399,123
0.10%, 2/17/15	107,335	107,330,602
0.09%, 3/09/15	10,000	9,999,125
0.09%, 3/25/15	75,000	74,986,960
0.15%, 3/25/15	90,000	89,984,353
0.13%, 4/06/15	13,000	12,997,043
0.11%, 4/27/15	65,000	64,983,317
Federal Farm Credit Bank Variable Rate Notes: (b)
0.12%, 4/06/15	16,125	16,125,023
0.18%, 4/27/15	48,000	48,005,755
0.20%, 6/26/15	67,000	67,020,298
0.17%, 2/26/16	130,776	130,772,539
0.15%, 8/12/16	75,000	74,991,595
0.15%, 12/16/16	182,015	182,015,000
Federal Home Loan Bank Bonds:
0.13%, 2/03/15	29,335	29,334,970
0.17%, 2/12/15	55,000	55,000,116
0.09%, 2/27/15	48,820	48,820,698
0.13%, 4/02/15	142,000	141,990,688
0.11%, 4/09/15	92,810	92,806,309
0.07%, 4/17/15	43,415	43,413,376
0.20%, 8/18/15	135,740	135,758,939
0.20%, 8/24/15	43,300	43,303,057
0.20%, 8/25/15	218,720	218,744,953
0.21%, 8/28/15	108,195	108,191,930
0.38%, 8/28/15	50,825	50,885,151
0.19%, 9/01/15	133,375	133,360,977
0.21%, 10/09/15	41,910	41,902,024
Federal Home Loan Bank Discount Notes: (a)
0.08%, 2/04/15	37,024	37,023,831
0.09%, 2/04/15	25,000	24,999,886
0.08%, 2/06/15	23,500	23,499,747
0.11%, 2/06/15	50,000	49,999,461
0.09%, 2/11/15	88,258	88,256,058
0.10%, 2/11/15	39,000	38,999,025
0.11%, 2/13/15	2,425	2,424,918
0.11%, 2/23/15	8,550	8,549,476
0.10%, 2/27/15	69,325	69,320,186
0.13%, 3/18/15	95,895	95,879,763
0.13%, 3/25/15	86,300	86,284,106
0.08%, 4/17/15	9,900	9,898,321
0.10%, 4/21/15	400,000	399,913,333
0.10%, 4/22/15	40,000	39,991,222
0.11%, 5/05/15	119,000	118,966,548
0.10%, 5/06/15	96,000	95,975,200
0.13%, 5/29/15	50,000	49,979,861
0.14%, 7/24/15	40,000	42,205,618
0.15%, 7/24/15	49,500	52,229,452
0.14%, 9/21/15	100,000	99,910,167

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes: (b)
0.12%, 4/02/15	$89,000	$88,999,636
0.16%, 7/16/15	122,000	122,000,000
0.12%, 8/20/15	50,000	49,996,866
0.15%, 11/25/15	76,320	76,313,735
0.12%, 12/09/15	89,000	88,986,328
0.16%, 12/11/15	91,000	90,992,070
0.13%, 5/20/16	125,000	124,975,180
0.14%, 5/27/16	89,300	89,282,184
Freddie Mac Bonds, 0.50%, 4/17/15	8,390	8,396,202
Freddie Mac Discount Notes: (a)
0.10%, 2/10/15	10,000	9,999,772
0.10%, 2/11/15	11,810	11,809,720
0.09%, 2/17/15	88,222	88,218,618
0.11%, 2/24/15	7,250	7,249,535
0.08%, 2/25/15	203,400	203,389,604
0.10%, 3/05/15	10,000	9,999,182
0.10%, 3/06/15	10,000	9,999,156
0.10%, 4/14/15	88,615	88,598,397
0.10%, 5/06/15	88,380	88,357,168
0.13%, 5/12/15	400,500	400,356,821
0.12%, 5/19/15	200,000	199,932,278
0.10%, 5/20/15	498,355	498,206,878
0.10%, 5/21/15	100,000	99,970,000
0.12%, 5/29/15	158,485	158,423,719
0.15%, 6/15/15	70,308	70,269,557
0.13%, 7/13/15	50,000	49,970,931
0.17%, 7/22/15	34,000	33,972,706
Freddie Mac Variable Rate Notes: (b)
0.15%, 10/16/15	53,900	53,900,000
0.16%, 11/25/15	135,000	135,000,000
0.13%, 2/18/16	179,720	179,691,388
0.17%, 1/13/17	110,505	110,483,067
Tennessee Valley Authority Discount Notes, 0.06%, 2/27/15 (a)	190,000	189,992,083
Total U.S. Government Sponsored Agency Obligations — 55.1%		8,768,239,346

U.S. Treasury Obligations
U.S. Treasury Bills, 0.13%, 4/02/15 (a)	75,000	74,984,021
U.S. Treasury Notes:
0.25%, 1/31/15	71,318	71,318,000
0.07%, 10/31/16 (b)	42,510	42,510,155
Total U.S. Treasury Obligations — 1.2%		188,812,176

Repurchase Agreements
Barclays Capital, Inc., 0.05%, 2/02/15 (Purchased on 1/30/15 to be repurchased at $50,000,208, collateralized by various U.S. government sponsored agency obligations, 2.50% due at 5/15/24, aggregate original par and fair value of $47,631,700 and $51,000,100,respectively)	50,000	50,000,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015	3

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Barclays Capital, Inc., 0.05%, 2/02/15 (Purchased on 1/30/15 to be repurchased at $95,000,396, collateralized by various U.S. government sponsored agency obligations, 2.50% to 3.75% due from 5/15/24 to 11/15/43, aggregate original par and fair value of $84,350,200 and $96,900,100, respectively)	$95,000	$95,000,000
Total Value of Barclays Capital, Inc. (collateral value of $147,900,200)		145,000,000
BNP Paribas Securities Corp, 0.06%, 2/02/15 (Purchased on 1/30/15 to be repurchased at $21,000,105, collateralized by various U.S. government sponsored agency obligations, 0.00% to 4.75% due from 2/28/15 to 2/15/43, aggregate original par and fair value of $25,157,762 and $21,420,093, respectively)	21,000	21,000,000
BNP Paribas Securities Corp, 0.08%, 2/02/15 (Purchased on 1/30/15 to be repurchased at $70,767,472, collateralized by various U.S. government sponsored agency obligations, 1.63% to 6.58% due from 8/01/26 to 1/25/45, aggregate original par and fair value of $708,838,338 and $76,372,662, respectively)	70,767	70,767,000
Total Value of BNP Paribas Securities Corp (collateral value of $97,792,755)		91,767,000
Citigroup Global Markets, Inc., 0.05%, 2/02/15 (c) (Purchased on 1/30/15 to be repurchased at $210,000,875, collateralized by various U.S. government sponsored agency obligations, 0.00% to 7.63% due from 1/31/16 to 8/15/26, aggregate original par and fair value of $211,442,084 and $214,200,008, respectively)	210,000	210,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $214,200,008)		210,000,000
Credit Suisse Securities (USA) LLC, 0.30%, 2/02/15 (Purchased on 12/02/14 to be repurchased at $92,347,688, collateralized by various U.S. government sponsored agency obligations, 0.00% due from 11/15/27 to 8/15/29, aggregate original par and fair value of $124,290,000 and $94,146,893, respectively)	92,300	92,300,000
Credit Suisse Securities (USA) LLC, 0.30%, 2/05/15 (Purchased on 12/11/14 to be repurchased at $130,560,900, collateralized by various U.S. government sponsored agency obligations, 0.00% due from 8/15/20 to 5/15/38, aggregate original par and fair value of $201,597,600 and $133,113,068, respectively)	130,500	130,500,000
Credit Suisse Securities (USA) LLC, 0.34%, 3/10/15 (Purchased on 12/09/14 to be repurchased at $46,039,534, collateralized by various U.S. government sponsored agency obligations, 0.00% due at 8/15/29, aggregate original par and fair value of $63,820,000 and $46,923,019, respectively)	46,000	46,000,000

Repurchase Agreements	Par (000)	Value
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $274,182,980)		$268,800,000
Deutsche Bank Securities Inc., 0.05%, 2/02/15 (c) (Purchased on 1/30/15 to be repurchased at $155,000,646, collateralized by various U.S. government sponsored agency obligations, 0.25% to 4.25% due from 7/31/15 to 11/15/40, aggregate original par and fair value of $137,316,956 and $158,100,011, respectively)	$155,000	155,000,000
Deutsche Bank Securities Inc., 0.08%, 2/06/15 (Purchased on 1/30/15 to be repurchased at $1,000,015,556, collateralized by various U.S. government sponsored agency obligations, 0.00% to 5.25% due from 4/02/15 to 9/15/39, aggregate original par and fair value of $1,297,931,287 and $1,020,000,000, respectively)	1,000,000	1,000,000,000
Total Value of Deutsche Bank Securities Inc. (collateral value of $1,178,100,011)		1,155,000,000
Federal Reserve Bank of New York, 0.05%, 2/02/15 (Purchased on 1/30/15 to be repurchased at $1,700,007,083, collateralized by various U.S. Treasury obligations, 1.63% to 2.13% due from 2/29/16 to 11/15/22, aggregate original par and fair value of $1,661,159,100 and $1,700,007,148, respectively)	1,700,000	1,700,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $1,700,007,148)		1,700,000,000
Goldman Sachs & Co., 0.15%, 2/06/15 (Purchased on 1/30/15 to be repurchased at $86,002,508, collateralized by various U.S. government sponsored agency obligations, 1.66% to 6.38% due from 5/25/20 to 11/25/46, aggregate original par and fair value of $1,768,778,186 and $93,259,841, respectively)	86,000	86,000,000
Total Value of Goldman Sachs & Co. (collateral value of $93,259,841)		86,000,000
HSBC Securities (USA), Inc., 0.05%, 2/02/15 (d) (Purchased on 1/27/14 to be repurchased at $310,127,028, collateralized by various U.S. Treasury obligations, 1.50% to 2.88% due from 10/31/19 to 5/15/43, aggregate original par and fair value of $296,694,200 and $316,202,596, respectively)	310,000	310,000,000
HSBC Securities (USA), Inc., 0.06%, 2/02/15 (d) (Purchased on 3/31/14 to be repurchased at $45,034,647, collateralized by various U.S. government sponsored agency and U.S. Treasury obligations, 3.50% to 5.50% due from 1/01/34 to 5/01/42, aggregate original par and fair value of $234,225,884 and $46,351,268, respectively)	45,000	45,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $362,553,864)		355,000,000

4	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
JPMorgan Securities LLC, 0.15%, 2/02/15 (d) (Purchased on 5/15/13 to be repurchased at $310,811,167, collateralized by various U.S. government sponsored agency obligations, 2.42% to 34.47% due from 7/25/22 to 5/15/49, aggregate original par and fair value of $522,806,773 and $331,701,513, respectively)	$310,000	$310,000,000
Total Value of JPMorgan Securities LLC (collateral value of $331,701,513)		310,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, 2/02/15 (Purchased on 1/30/15 to be repurchased at $472,001,967, collateralized by various U.S. government sponsored agency obligations, 0.00% to 2.13% due from 8/15/21 to 5/15/36, aggregate original par and fair value of $669,858,890 and $481,440,000, respectively)	472,000	472,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, 2/02/15 (Purchased on 1/30/15 to be repurchased at $55,486,231, collateralized by U.S. Treasury obligation, 0.00% due at 2/26/15, aggregate original par and fair value of $56,596,900 and $56,595,768, respectively)	55,486	55,486,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.07%, 2/02/15 (Purchased on 1/30/15 to be repurchased at $642,003,745, collateralized by various U.S. government sponsored agency obligations, 0.37% to 7.08% due from 2/25/27 to 11/20/64, aggregate original par and fair value of $8,158,593,225 and $698,695,253, respectively)	642,000	642,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $1,236,731,021)		1,169,486,000
PNC Bank N.A., 0.08%, 2/02/15 (e) (Purchased on 1/30/15 to be repurchased at $27,000,180, collateralized by various U.S. Treasury obligations, 3.50% due at 1/01/45, aggregate original par and fair value of $26,360,000 and $27,875,173, respectively)	27,000	27,000,000
Total Value of PNC Bank N.A. (collateral value of $27,875,173)		27,000,000
RBC Capital Markets LLC, 0.08%, 2/02/15 (Purchased on 1/30/15 to be repurchased at $80,000,533, collateralized by various U.S. government sponsored agency obligations, 2.00% to 11.41% due from 5/15/32 to 9/15/44, aggregate original par and fair value of $1,174,058,554 and $85,232,662, respectively)	80,000	80,000,000
RBC Capital Markets LLC, 0.18%, 2/04/15 (Purchased on 1/28/15 to be repurchased at $200,007,000, collateralized by various U.S. government sponsored agency obligations, 0.00% to 16.09% due from 5/01/23 to 1/01/45, aggregate original par and fair value of $1,621,270,482 and $212,414,159, respectively)	200,000	200,000,000

Repurchase Agreements	Par (000)	Value
Total Value of RBC Capital Markets LLC (collateral value of $297,646,821)		$280,000,000
SG Americas Securities LLC, 0.06%, 2/02/15 (Purchased on 1/30/15 to be repurchased at $449,002,245, collateralized by various U.S. government sponsored agency obligations, 0.00% to 9.25% due from 2/15/15 to 11/15/44, aggregate original par and fair value of $414,226,641 and $457,980,000, respectively)	$449,000	449,000,000
Total Value of SG Americas Securities LLC (collateral value of $457,980,000)		449,000,000
Wells Fargo Securities LLC, 0.07%, 2/02/15 (d) (Purchased on 8/14/14 to be repurchased at $400,133,778, collateralized by various U.S. government sponsored agency and U.S. Treasury obligations, 2.50% to 4.00% due from 1/01/30 to 2/01/45, aggregate original par and fair value of $389,532,592 and $411,950,796, respectively)	400,000	400,000,000
Wells Fargo Securities LLC, 0.07%, 2/03/15 (Purchased on 1/29/15 to be repurchased at $250,002,431, collateralized by various U.S. government sponsored agency obligations, 3.50% to 4.00% due from 12/20/44 to 1/01/45, aggregate original par and fair value of $243,616,781 and $257,357,831, respectively)	250,000	250,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $669,308,627)		650,000,000
Total Repurchase Agreements — 43.4%		6,897,053,000
Total Investments (Cost — $15,854,104,522*) — 99.7%		15,854,104,522
Other Assets Less Liabilities — 0.3%		55,202,612

Net Assets — 100.0%		$15,909,307,134

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015	5

Schedule of Investments (concluded)	FedFund

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Traded in a joint account.

(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(e)	During the period ended January 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par held at October 31, 2014	Par Purchased	Par Sold	Par held at January 31, 2015	Income
PNC Bank N.A.	$15,200,000	$1,778,600,000	$1,766,800,000	$27,000,000	$6,254

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of January 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$15,854,104,522	—	$15,854,104,522

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, cash of $55,336,794 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2015, there were no transfers between levels.

6	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015

Schedule of Investments January 31, 2015 (Unaudited)	TempCash
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 1.8%
Wells Fargo Bank N.A.:
0.26%, 6/12/15 (a)	$15,000	$15,000,000
0.27%, 9/08/15 (a)	20,000	20,000,000
0.30%, 11/19/15 (a)	5,000	5,000,000

		40,000,000
Yankee — 29.5%(b)
Bank of Montreal, Chicago:
0.24%, 4/06/15	10,000	10,000,000
0.24%, 6/03/15 (a)	17,000	17,000,000
0.27%, 7/06/15 (a)	10,000	10,000,232
Bank of Nova Scotia, Houston:
0.27%, 6/29/15 (a)	25,000	25,000,000
0.24%, 8/28/15 (a)	15,000	15,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.20%, 3/23/15	30,000	30,000,000
0.30%, 7/10/15	10,000	10,000,000
BNP Paribas S.A., New York:
0.21%, 2/09/15	10,000	10,000,000
0.25%, 3/02/15	21,000	21,000,000
Canadian Imperial Bank of Commerce, New York:
0.22%, 2/09/15	25,000	25,000,000
0.24%, 7/09/15 (a)	10,000	10,000,000
0.28%, 1/26/16 (a)	10,000	10,000,000
Credit Industriel Et Commercial, New York, 0.32%, 6/08/15	10,000	10,000,000
KBC Bank N.V., New York:
0.14%, 2/04/15	24,000	24,000,000
0.14%, 2/06/15	53,000	53,000,000
Mizuho Bank Ltd., New York:
0.25%, 4/08/15	10,000	10,000,000
0.25%, 4/09/15	35,000	35,000,000
National Australia Bank Ltd., New York, 0.24%, 7/10/15 (a)	25,000	25,000,000
National Bank of Canada, New York, 0.30%, 10/23/15 (a)	20,000	20,000,000
Natixis, New York, 0.22%, 2/17/15	21,000	21,000,000
Nordea Bank Finland PLC, New York, 0.24%, 2/17/15	15,000	15,000,000
Norinchukin Bank, New York:
0.20%, 3/17/15	20,000	20,000,000
0.24%, 5/01/15	10,000	10,000,000
0.26%, 5/21/15	20,000	20,000,000
Rabobank Nederland N.V., New York:
0.26%, 8/14/15 (a)	15,000	15,000,000
0.27%, 8/18/15	15,000	15,000,000
Royal Bank of Canada, New York, 0.26%, 11/12/15 (a)	5,000	5,000,000
Skandinaviska Enskilda Banken, New York:
0.25%, 4/09/15	15,000	15,000,000
0.22%, 5/22/15	10,000	10,000,000
Societe Generale, New York, 0.25%, 2/02/15	20,000	20,000,000
Sumitomo Mitsui Trust Bank Limited, New York, 0.24%, 4/27/15	15,000	15,000,000
Svenska Handelsbanken AB, New York, 0.21%, 5/11/15	20,000	20,000,000
Toronto Dominion Bank, New York:
0.25%, 6/10/15	10,000	10,000,000
0.35%, 9/10/15	7,500	7,500,000
0.26%, 11/10/15 (a)	15,000	15,000,000

Certificates of Deposit	Par (000)	Value
Yankee (concluded)(b)
UBS A.G., Stamford, 0.29%, 3/05/15 (c)	$25,000	$25,000,000
Westpac Banking Corp., New York, 0.26%, 10/28/15 (a)	20,000	20,000,000

		648,500,232
Total Certificates of Deposit — 31.3%		688,500,232

Commercial Paper
Australia and New Zealand Banking Group Ltd., 0.24%, 6/02/15 (a)(d)	20,000	20,000,000
Bank Nederlandse Gemeenten, 0.24%, 6/30/15 (e)	15,000	14,985,200
Bank of Nova Scotia, 0.25%, 2/10/15 (d)(e)	10,000	9,999,456
Barton Capital LLC, 0.23%, 2/04/15 (e)	23,250	23,249,703
Caisse Des Depots Et Consignations:
0.22%, 2/13/15 (e)	20,000	19,998,656
0.28%, 7/06/15 (e)	25,000	24,970,056
Ciesco LLC, 0.28%, 8/03/15 (e)	16,000	15,977,351
Collateralized Commercial Paper II Co. LLC, 0.46%, 10/13/15 (e)	10,000	9,967,672
Commonwealth Bank of Australia, 0.26%, 10/23/15 (a)(d)	25,000	25,000,149
CPPIB Capital, Inc., 0.00% (e)	15,000	14,999,125
Erste Abwicklungsanstalt:
0.20%, 4/20/15 (e)	25,000	24,989,306
0.28%, 7/27/15 (d)(e)	40,000	39,945,556
General Electric Capital Corp., 0.28%, 8/19/15 (e)	10,000	9,984,600
HSBC Bank PLC:
0.25%, 7/08/15 (a)(d)	10,000	10,000,000
0.29%, 12/09/15 (a)	15,000	15,000,000
Jupiter Securitization Co. LLC:
0.20%, 4/01/15 (e)	23,000	22,992,589
0.27%, 7/07/15 (e)	15,000	14,982,563
Kells Funding LLC:
0.19%, 4/28/15 (e)	25,000	24,988,785
0.27%, 7/01/15 (a)(d)	35,000	35,000,000
Macquarie Bank Ltd., 0.31%, 4/29/15 (e)	25,000	24,981,486
National Australia Bank Ltd., 0.26%, 11/05/15 (a)	12,000	12,000,000
Nieuw Amsterdam Receivables Corp.:
0.22%, 3/12/15 (e)	10,666	10,663,523
0.22%, 4/30/15 (e)	35,000	34,981,392
0.30%, 7/27/15 (e)	10,000	9,985,417
Nordea Bank AB:
0.23%, 4/14/15 (e)	25,000	24,988,906
0.24%, 5/19/15 (e)	23,000	22,984,085
Old Line Funding LLC, 0.23%, 5/11/15 (e)	20,000	19,987,478
Skandinaviska Enskilda Banken AB, 0.25%, 4/09/15 (d)(e)	10,000	9,995,417
Societe Generale SA:
0.23%, 3/03/15 (e)	15,000	14,997,221
0.23%, 3/04/15 (e)	10,000	9,998,083
0.25%, 3/31/15 (e)	9,085	9,081,404
Sumitomo Mitsui Banking Corp.:
0.25%, 4/09/15 (e)	20,000	19,990,833
0.31%, 7/13/15 (e)	15,000	14,979,204
Sumitomo Mitsui Trust Bank Limited, New York, 0.24%, 4/30/15 (e)	40,000	39,976,800
Westpac Banking Corp.:
0.24%, 7/02/15 (a)(d)	10,000	9,999,790
0.27%, 7/20/15 (e)	6,850	6,841,369
0.27%, 7/21/15 (e)	7,000	6,991,127
Total Commercial Paper — 30.9%		680,454,302

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015	7

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

Corporate Notes	Par (000)	Value
MetLife Global Funding, Inc. I, 1.70%, 6/29/15 (d)	$8,000	$8,043,768
Sumitomo Mitsui Banking Corp., 1.35%, 7/18/15	15,000	15,059,067
Wells Fargo Bank N.A., 0.54%, 7/20/15 (a)	9,150	9,160,374
Westpac Banking Corp., 1.23%, 3/19/15 (a)(d)	15,000	15,019,200
Total Corporate Notes — 2.1%		47,282,409

Municipal Bonds
Jets Stadium Development LLC Series 2007A-4C VRDN, 0.10%, 2/04/15 (c)	25,300	25,300,000
University of California RB Series 2011Z-1 VRDN, 0.08%, 2/05/15 (c)	17,000	17,000,000
Total Municipal Bonds — 1.9%		42,300,000

Closed-End Investment Companies (c)(d)
California — 0.2%
Nuveen California Dividend Advantage Municipal Fund Series 2014-6 VRDP (Citibank N.A. Liquidity Facility), 0.09%, 2/06/15	5,000	5,000,000
Multi-State — 0.3%
Nuveen AMT-Free Municipal Income Fund Series 2013-2-1309 VRDP (Citibank N.A. Liquidity Facility), 0.10%, 2/06/15	6,900	6,900,000
New York — 0.4%
Nuveen New York AMT-Free Municipal Income Fund, Inc. Series 2013-1 VRDP (Citibank N.A. Liquidity Facility), 0.08%, 2/06/15	8,700	8,700,000
Total Closed-End Investment Companies — 0.9%		20,600,000

Time Deposits
Credit Agricole Corporate & Invest, 0.08%, 2/02/15	100,000	100,000,000
DnB Bank ASA, 0.05%, 2/02/15	25,000	25,000,000
Natixis SA, 0.07%, 2/02/15	49,000	49,000,000
Standard Chartered Bank, 0.06%, 2/02/15	60,000	60,000,000
Total Time Deposits — 10.6%		234,000,000

U.S. Treasury Obligations
U.S. Treasury Bills:
0.15%, 1/07/16 (e)	6,000	5,991,751
0.18%, 2/04/16 (e)	20,000	19,964,611
Total U.S. Treasury Obligations — 1.2%		25,956,362

Repurchase Agreements	Par (000)	Value
Barclays Capital, Inc., 0.31%, 2/02/15 (Purchased on 1/30/15 to be repurchased at $95,002,454, collateralized by various corporate/debt obligations, 0.02% to 6.69% due from 7/01/28 to 7/01/50, aggregate original par and fair value of $78,449,892 and $101,650,000, respectively)	$95,000	$95,000,000
Total Value of Barclays Capital, Inc. (collateral value of $101,650,000)		95,000,000
Citigroup Global Markets, Inc., 0.05%, 2/02/15 (f) (Purchased on 1/30/15 to be repurchased at $25,000,104, collateralized by various U.S. government sponsored agency obligations, 0.00% to 7.63% due from 1/31/16 to 8/15/26, aggregate original par and fair value of $25,171,680 and $25,500,004, respectively)	25,000	25,000,000
Citigroup Global Markets, Inc., 0.62%, 3/06/15 (c) (Purchased on 12/23/11 to be repurchased at $39,562,365, collateralized by various corporate/debt, U.S. government sponsored agency and U.S. Treasury obligations, 1.04% to 4.27% due from 2/25/43 to 10/10/47, aggregate original par and fair value of $184,352,266 and $41,195,001, respectively)	38,500	38,500,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $66,695,005)		63,500,000
Credit Suisse Securities (USA) LLC, 0.41%, 2/02/15 (c) (Purchased on 11/10/14 to be repurchased at $35,539,318, collateralized by various U.S. government sponsored agency obligations, 4.75% to 5.50% due from 7/25/35 to 1/25/41, aggregate original par and fair value of $42,995,000 and $37,988,458, respectively)	35,502	35,502,000
Credit Suisse Securities (USA) LLC, 0.51%, 3/06/15 (c) (Purchased on 10/11/13 to be repurchased at $10,220,292, collateralized by various U.S. government sponsored agency obligations, 4.00% to 8.00% due from 3/25/21 to 8/25/43, aggregate original par and fair value of $19,910,000 and $10,703,120, respectively)	10,000	10,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $48,691,578)		45,502,000

8	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
JPMorgan Securities LLC, 0.14%, 2/02/15 (Purchased on 1/30/15 to be repurchased at $75,000,875, collateralized by various corporate/debt obligations, 0.06% to 7.50% due from 1/25/19 to 3/12/51, aggregate original par and fair value of $6,630,879,026 and $86,254,632, respectively)	$75,000	$75,000,000
JPMorgan Securities LLC, 0.53%, 3/06/15 (c) (Purchased on 9/22/14 to be repurchased at $5,012,146, collateralized by various corporate/debt obligations, 0.35% to 4.67% due from 10/25/33 to 5/25/37, aggregate original par and fair value of $15,367,360 and $6,001,072, respectively)	5,000	5,000,000
JPMorgan Securities LLC, 0.75%, 5/01/15 (c) (Purchased on 11/25/14 to be repurchased at $10,032,708, collateralized by various corporate/debt obligations, 5.70% to 6.48% due from 2/12/49 to 2/15/51, aggregate original par and fair value of $11,785,000 and $11,502,464, respectively)	10,000	10,000,000
JPMorgan Securities LLC, 0.63%, 5/01/15 (c) (Purchased on 9/22/14 to be repurchased at $5,019,338, collateralized by various corporate/debt obligations, 0.35% due at 5/25/37, aggregate original par and fair value of $10,135,000 and $6,000,644, respectively)	5,000	5,000,000
Total Value of JPMorgan Securities LLC (collateral value of $109,758,812)		95,000,000
RBC Capital Markets LLC, 0.14%, 2/02/15 (c) (Purchased on 3/28/14 to be repurchased at $5,006,047, collateralized by various corporate/debt obligations, 0.00% to 0.24% due from 2/17/15 to 5/07/15, aggregate original par and fair value of $5,271,139 and $5,250,000, respectively)	5,000	5,000,000
Total Value of RBC Capital Markets LLC (collateral value of $5,250,000)		5,000,000
Royal Bank of Canada, 0.13%, 2/02/15 (Purchased on 1/30/15 to be repurchased at $45,000,488, collateralized by various corporate/debt obligations, 0.61% to 10.20% due from 3/08/16 to 3/11/44, aggregate original par and fair value of $43,620,288 and $47,250,001, respectively)	45,000	45,000,000

Repurchase Agreements	Par (000)	Value
Royal Bank of Canada, 0.14%, 2/02/15 (Purchased on 1/30/15 to be repurchased at $50,000,583, collateralized by various corporate/debt obligations, 0.00% to 4.00% due from 2/02/15 to 1/28/19, aggregate original par and fair value of $52,524,749 and $52,500,001, respectively)	$50,000	$50,000,000
Total Value of Royal Bank of Canada (collateral value of $99,750,002)		95,000,000
UBS Securities LLC, 0.24%, 2/02/15 (Purchased on 1/30/15 to be repurchased at $80,001,600, collateralized by various corporate/debt obligations, 0.00% to 12.25% due from 9/30/15 to 12/31/49, aggregate original par and fair value of $97,504,870 and $91,056,460, respectively)	80,000	80,000,000
Total Value of UBS Securities LLC (collateral value of $91,056,460)		80,000,000
Wells Fargo Securities LLC, 0.26%, 2/02/15 (c) (Purchased on 8/05/14 to be repurchased at $5,006,536, collateralized by various corporate/debt obligations, 0.00% due from 2/19/15 to 2/20/15, aggregate original par and fair value of $5,250,765 and $5,250,000, respectively)	5,000	5,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $5,250,000)		5,000,000
Total Repurchase Agreements — 22.0%		484,002,000
Total Investments (Cost — $2,223,095,305*) — 102.1%		2,223,095,305
Liabilities in Excess of Other Assets — (0.9)%		(20,120,731)

Net Assets — 101.2%		$2,202,974,574

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date. (b) Issuer is a U.S. branch of a foreign domiciled bank.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(f)	Traded in a joint account.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015	9

Schedule of Investments (concluded)	TempCash

liabilities ( Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of January 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy :

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$2,223,095,305	—	$2,223,095,305

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposed. As of January 31, 2015, cash of $22,402 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2015, there were no transfers between level.

10	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015

Schedule of Investments January 31, 2015 (Unaudited)	TempFund
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 1.9%
Wells Fargo Bank N.A.:
0.26%, 6/12/15 (a)	$230,000	$230,000,000
0.26%, 7/01/15 (a)	190,000	190,000,000
0.26%, 7/10/15 (a)	150,000	150,000,000
0.27%, 9/08/15 (a)	250,000	250,000,000
0.30%, 11/19/15 (a)	185,000	185,000,000
0.28%, 12/08/15 (a)	150,000	150,000,000

		1,155,000,000
Yankee (b) — 31.6%
Bank of Montreal, Chicago:
0.18%, 2/09/15	50,000	50,000,000
0.18%, 2/10/15	150,000	150,000,000
0.23%, 3/04/15	220,000	220,000,000
0.20%, 3/16/15	175,000	175,000,000
0.24%, 4/06/15	230,000	230,000,000
0.24%, 5/29/15	400,000	400,000,000
0.24%, 6/03/15 (a)	20,000	20,000,000
0.25%, 6/05/15	100,000	100,000,000
0.28%, 2/02/16 (a)	150,000	150,000,000
0.30%, 2/26/16 (a)	420,000	420,000,000
Bank of Nova Scotia, Houston:
0.25%, 8/07/15 (a)	330,000	330,000,000
0.24%, 8/28/15 (a)	388,000	388,000,000
0.23%, 11/06/15 (a)	4,000	4,000,000
0.27%, 12/02/15 (a)	250,000	250,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.19%, 2/17/15	200,000	200,000,000
0.20%, 3/23/15	125,000	125,000,000
0.23%, 5/19/15	320,000	320,000,000
0.30%, 7/09/15	195,000	195,000,000
0.30%, 7/10/15	240,000	240,000,000
BNP Paribas S.A., New York:
0.21%, 2/09/15	314,500	314,500,000
0.25%, 3/02/15	300,000	300,000,000
Canadian Imperial Bank of Commerce, New York:
0.24%, 7/09/15 (a)	400,000	400,000,000
0.28%, 1/26/16 (a)	140,000	140,000,000
Credit Industriel Et Commercial, New York:
0.30%, 4/08/15	270,000	270,000,000
0.30%, 5/15/15	82,000	82,000,000
0.32%, 6/08/15	256,000	256,000,000
0.38%, 8/03/15	205,000	205,000,000
DnB Bank ASA, New York, 0.13%, 2/03/15	495,000	495,000,000
KBC Bank N.V., New York:
0.14%, 2/04/15	665,000	665,000,000
0.14%, 2/05/15	330,000	330,000,000
0.14%, 2/06/15	914,000	914,000,000
Mitsubishi UFJ Trust and Banking Corp., New York, 0.26%, 2/05/15	350,000	350,000,000
Mizuho Bank Ltd., New York:
0.22%, 2/02/15	245,000	245,000,000
0.20%, 2/06/15	100,000	100,000,000
0.23%, 3/26/15	75,000	75,000,000
0.25%, 4/07/15	200,000	200,000,000
0.25%, 4/08/15	40,000	40,000,000
0.25%, 4/09/15	290,000	290,000,000

Certificates of Deposit	Par (000)	Value
Yankee (b) (concluded)
National Australia Bank Ltd., New York, 0.24%, 7/10/15 (a)	$435,000	$435,000,000
National Bank of Canada, New York, 0.30%, 10/23/15 (a)	220,000	220,000,000
Natixis, New York, 0.22%, 2/17/15	60,000	60,000,000
Nordea Bank Finland PLC, New York, 0.24%, 2/17/15	291,250	291,249,993
Norinchukin Bank, New York:
0.20%, 2/13/15	200,000	200,000,000
0.20%, 3/16/15	225,000	225,000,000
0.20%, 3/17/15	280,000	280,000,000
0.18%, 3/23/15	273,000	273,000,000
0.24%, 5/01/15	290,000	290,000,000
0.26%, 5/21/15	200,000	200,000,000
Oversea-Chinese Banking Corp. Ltd., New York:
0.23%, 2/27/15	44,000	44,000,000
0.22%, 4/06/15	121,000	121,000,000
0.22%, 4/08/15	61,000	60,999,450
0.22%, 4/28/15	100,000	99,997,639
0.22%, 4/29/15	30,000	29,999,283
0.23%, 5/07/15	212,000	212,000,000
0.24%, 5/21/15	125,000	125,000,000
Rabobank Nederland N.V., New York:
0.22%, 3/18/15 (a)	184,000	184,000,000
0.27%, 7/17/15 (a)	139,000	139,000,000
0.26%, 8/14/15 (a)	445,000	445,000,000
0.27%, 8/18/15	50,000	50,000,000
0.28%, 9/16/15 (a)	199,000	199,000,000
Royal Bank of Canada, New York, 0.26%, 11/12/15 (a)	255,000	255,000,000
Skandinaviska Enskilda Banken AB, New York, 0.22%, 5/22/15	200,000	200,000,000
State Street Bank & Trust Co., 0.22%, 2/09/15	365,000	365,000,000
Sumitomo Mitsui Banking Corp., New York:
0.25%, 2/13/15	300,000	300,000,000
0.31%, 7/02/15	225,000	225,000,000
Sumitomo Mitsui Trust Bank Limited, New York:
0.20%, 2/20/15	270,000	270,000,000
0.26%, 4/15/15	328,000	328,000,000
0.24%, 4/27/15	50,000	50,000,000
0.28%, 5/20/15	375,000	375,000,000
Svenska Handelsbanken, New York:
0.18%, 3/18/15	295,000	295,001,802
0.21%, 5/11/15	185,000	185,000,000
0.21%, 5/13/15	225,000	225,000,000
Toronto Dominion Bank, New York:
0.24%, 4/16/15	350,000	350,000,000
0.25%, 6/10/15	216,500	216,500,000
0.24%, 8/04/15 (a)	100,000	100,000,000
0.26%, 9/04/15 (a)	250,000	250,000,000
0.35%, 9/10/15	230,000	230,000,000
0.24%, 10/06/15 (a)	200,000	200,000,000
0.26%, 11/10/15 (a)	200,000	200,000,000
0.27%, 1/26/16 (a)	100,000	100,000,000
UBS A.G., Stamford, 0.29%, 3/05/15 (c)	350,000	350,000,000
Westpac Banking Corp., New York:
0.26%, 8/26/15 (a)	96,000	96,000,000
0.26%, 10/28/15 (a)	180,000	180,000,000
0.26%, 11/05/15 (a)	325,000	325,000,000

		19,493,248,167
Total Certificates of Deposit — 33.5%		20,648,248,167

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015	11

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Antalis US Funding Corp., 0.23%, 2/06/15 (d)	$265,500	$265,493,215
ANZ New Zealand International Ltd. (London Branch):
0.26%, 4/15/15 (a)	122,000	122,000,000
0.26%, 6/04/15 (a)	116,500	116,500,000
ASB Finance Ltd., (London Branch), 0.24%, 3/25/15 (a)(e)	100,000	99,999,290
Australia and New Zealand Banking Group Ltd.:
0.26%, 10/27/15 (a)	94,500	94,489,343
0.26%, 11/25/15 (a)	57,700	57,700,000
Bank Nederlandse Gemeenten:
0.21%, 2/13/15 (d)(e)	175,765	175,753,722
0.21%, 6/26/15 (d)	180,000	179,848,800
0.24%, 6/30/15 (d)	277,196	276,922,500
0.25%, 9/03/15 (a)(e)	155,000	155,000,000
Bank of Nova Scotia:
0.25%, 2/10/15 (d)(e)	242,500	242,486,797
0.29%, 8/05/15 (d)(e)	130,800	130,609,468
0.29%, 8/07/15 (d)(e)	132,000	131,805,630
Bedford Row Funding Corp.:
0.30%, 5/14/15 (d)	75,000	74,936,875
0.31%, 7/10/15 (d)(e)	57,000	56,922,448
0.35%, 8/07/15 (d)	120,000	119,783,000
BNP Paribas Finance, Inc.:
0.23%, 2/23/15 (d)	200,000	199,973,167
0.23%, 2/24/15 (d)	200,000	199,971,889
0.22%, 3/04/15 (d)	300,000	299,945,000
Cafco LLC:
0.25%, 2/02/15 (d)	170,000	170,000,000
0.25%, 2/09/15 (d)	90,000	89,995,625
Caisse Des Depots Et Consignations:
0.22%, 2/03/15 (d)	23,000	22,999,859
0.22%, 6/12/15 (d)	125,000	124,900,694
0.22%, 6/18/15 (d)	150,000	149,875,333
0.28%, 7/06/15 (d)	320,000	319,616,711
0.28%, 7/07/15 (d)	200,000	199,758,889
Charta LLC:
0.25%, 2/02/15 (d)	58,000	58,000,000
0.25%, 2/09/15 (d)	50,000	49,997,569
0.25%, 2/13/15 (d)	60,000	59,995,417
Ciesco LLC, 0.25%, 2/09/15 (d)	75,000	74,996,354
Collateralized Commercial Paper Co. LLC, 0.20%, 2/02/15 (d)	180,000	180,000,000
Collateralized Commercial Paper II Co. LLC, 0.46%, 10/13/15 (d)	40,000	39,870,689
Commonwealth Bank of Australia:
0.25%, 5/11/15 (a)(e)	125,000	125,000,000
0.24%, 6/09/15 (a)(e)	90,000	90,000,000
0.24%, 8/14/15 (a)(e)	130,000	130,000,000
0.26%, 10/21/15 (a)(e)	158,500	158,500,000
0.26%, 10/23/15 (a)(e)	175,000	175,001,046
0.25%, 10/27/15 (a)(e)	250,000	250,001,500
CPPIB Capital, Inc.:
0.30%, 2/09/15 (d)	18,700	18,698,909
0.30%, 2/10/15 (d)	250,000	249,983,333
CRC Funding LLC, 0.25%, 2/09/15 (d)	105,000	104,994,896
DBS Bank Ltd.:
0.23%, 2/27/15 (d)(e)	35,000	34,994,410
0.23%, 3/02/15 (d)	62,000	61,988,909
0.23%, 3/03/15 (d)	149,000	148,972,394
0.23%, 3/04/15 (d)	62,000	61,988,117
0.23%, 3/16/15 (d)	62,000	61,983,363
0.23%, 3/20/15 (d)	61,000	60,982,073
0.23%, 3/23/15 (d)	62,000	61,980,591
0.23%, 3/24/15 (d)	185,000	184,940,903
0.23%, 3/26/15 (d)	66,000	65,978,073
0.23%, 5/18/15 (d)	100,000	99,932,917

Commercial Paper	Par (000)	Value
0.23%, 5/19/15 (d)(e)	$100,000	$99,932,278
Erste Abwicklungsanstalt:
0.19%, 3/26/15 (d)	75,000	74,979,417
0.19%, 4/06/15 (d)	100,000	99,966,750
0.20%, 4/20/15 (d)	175,000	174,925,139
0.21%, 5/18/15 (d)	242,000	241,851,775
0.25%, 6/02/15 (d)	100,000	99,918,333
0.25%, 6/03/15 (d)(e)	200,000	199,835,306
0.20%, 6/04/15 (d)	96,100	96,034,866
0.21%, 6/15/15 (d)(e)	75,000	74,941,813
0.21%, 6/22/15 (d)	68,000	67,944,467
0.21%, 6/30/15 (d)(e)	80,000	79,930,933
0.28%, 7/27/15 (d)	100,000	99,863,889
0.28%, 7/28/15 (d)	150,000	149,794,667
General Electric Capital Corp.:
0.22%, 6/02/15 (d)	200,000	199,853,333
0.22%, 6/04/15 (d)	50,000	49,962,722
0.28%, 8/19/15 (d)	120,000	119,815,200
0.23%, 8/28/15 (a)	95,000	95,000,000
HSBC Bank PLC:
0.25%, 7/08/15 (a)(e)	140,000	140,000,000
0.25%, 8/06/15 (a)	50,000	50,000,000
0.29%, 12/09/15 (a)	380,000	380,000,000
JPMorgan Securities LLC:
0.25%, 2/18/15 (d)	160,000	159,982,222
0.30%, 7/01/15 (d)	280,000	279,652,333
0.30%, 7/15/15 (d)	205,000	204,721,542
Kells Funding LLC:
0.27%, 3/27/15 (a)	30,000	30,001,244
0.19%, 4/28/15 (d)	265,000	264,881,118
0.21%, 5/12/15 (d)	85,000	84,950,913
0.25%, 6/03/15 (d)	200,000	199,831,944
0.27%, 7/01/15 (a)(e)	15,000	15,000,000
0.24%, 8/25/15 (a)(e)	50,000	49,997,034
0.25%, 9/23/15 (a)(e)	60,000	59,996,883
0.25%, 9/24/15 (a)(e)	61,000	60,970,228
0.23%, 9/25/15 (a)(e)	111,000	110,992,785
0.25%, 10/09/15 (a)(e)	90,000	89,993,050
Liberty Street Funding Corp., 0.22%, 5/11/15 (d)	75,000	74,955,083
Macquarie Bank Ltd., 0.31%, 4/29/15 (d)	80,000	79,940,756
Merck & Co. Inc., 0.14%, 2/17/15 (d)	100,000	99,994,167
Mizuho Funding LLC:
0.20%, 2/03/15 (d)(e)	245,000	244,998,639
0.20%, 2/23/15 (d)	300,000	299,965,000
0.26%, 5/04/15 (d)	187,000	186,877,099
National Australia Bank Ltd.:
0.20%, 5/01/15 (d)(e)	250,000	249,877,778
0.20%, 5/04/15 (d)(e)	250,000	249,873,611
0.26%, 11/05/15 (a)(d)	375,000	375,000,000
National Australia Funding Delaware, Inc., 0.25%, 8/27/15 (a)	154,000	154,000,000
Nederlandse Waterschapsbank N.V.:
0.20%, 5/12/15 (d)(e)	50,000	49,972,500
0.24%, 6/12/15 (d)	65,200	65,143,493
0.25%, 10/01/15 (a)	138,000	138,000,000
Nieuw Amsterdam Receivables Corp.:
0.20%, 2/12/15 (d)	92,378	92,372,868
0.20%, 2/24/15 (d)	148,000	147,981,911
0.22%, 3/10/15 (d)	85,000	84,981,300
0.22%, 3/12/15 (d)	44,168	44,157,743
0.22%, 3/17/15 (d)	25,962	25,955,178
0.22%, 4/28/15 (d)	50,030	50,004,012
0.30%, 7/27/15 (d)	50,000	49,927,083

12	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Nordea Bank AB:
0.22%, 3/13/15 (d)(e)	$211,500	$211,449,593
0.23%, 3/25/15 (d)	50,000	49,984,063
0.23%, 4/01/15 (d)	100,000	99,963,750
0.23%, 4/14/15 (d)	75,000	74,966,719
NRW Bank, 0.12%, 2/03/15 (d)	585,000	584,998,050
Old Line Funding LLC:
0.22%, 4/27/15 (d)	50,000	49,974,333
0.22%, 4/29/15 (d)(e)	94,000	93,950,598
0.23%, 5/11/15 (d)	128,200	128,119,733
0.25%, 6/02/15 (d)	140,000	139,883,333
0.27%, 7/01/15 (d)	104,762	104,644,928
0.27%, 7/17/15 (d)	57,250	57,179,153
Oversea-Chinese Banking Corp. Ltd., 0.24%, 6/04/15 (d)	200,000	199,837,333
Skandinaviska Enskilda Banken AB, 0.25%, 4/09/15 (d)	60,000	59,972,500
Societe Generale S.A.:
0.22%, 2/04/15 (d)	300,000	299,996,333
0.23%, 3/03/15 (d)	270,000	269,949,975
0.23%, 3/04/15 (d)	200,000	199,961,667
0.25%, 3/31/15 (d)	554,880	554,660,360
Sumitomo Mitsui Banking Corp.:
0.20%, 2/04/15 (d)	125,000	124,998,611
0.20%, 3/26/15 (d)	140,000	139,959,556
0.25%, 4/08/15 (d)	150,000	149,932,292
0.25%, 4/29/15 (d)	210,000	209,874,583
0.25%, 5/28/15 (d)	350,000	349,720,486
0.31%, 7/13/15 (d)	320,000	319,556,356
Sumitomo Mitsui Trust Bank Limited, New York:
0.20%, 3/03/15 (d)	225,000	224,963,750
0.24%, 4/30/15 (d)	318,000	317,815,560
Svenska Handelsbanken Inc.:
0.21%, 3/09/15 (d)(e)	180,000	179,963,250
0.23%, 3/23/15 (d)	300,000	299,908,125
0.21%, 5/04/15 (d)(e)	242,000	241,874,597
0.21%, 5/05/15 (d)	200,000	199,895,222
0.26%, 7/15/15 (d)(e)	300,000	299,653,625
United Overseas Bank Ltd.:
0.23%, 2/02/15 (d)	198,900	198,900,000
0.23%, 2/05/15 (d)(e)	120,000	119,997,700
0.23%, 2/06/15 (d)(e)	60,000	59,998,467
0.23%, 2/10/15 (d)	125,000	124,993,611
0.25%, 3/17/15 (d)	40,000	39,988,294
0.26%, 7/07/15 (d)	100,000	99,888,056
0.27%, 7/09/15 (d)(e)	105,350	105,225,950
0.26%, 7/13/15 (d)(e)	54,000	53,937,210
0.30%, 8/12/15 (d)(e)	67,000	66,893,358
Victory Receivables Corp.:
0.18%, 2/03/15 (d)	168,000	167,999,160
0.18%, 2/10/15 (d)	79,000	78,996,840
0.18%, 2/12/15 (d)	60,000	59,997,000
0.19%, 2/13/15 (d)	175,000	174,989,840
Westpac Banking Corp.:
0.24%, 7/02/15 (a)(e)	350,000	349,992,647
0.27%, 7/20/15 (d)	208,965	208,701,704
0.27%, 7/21/15 (d)	212,500	212,230,656
0.26%, 9/17/15 (a)(e)	250,000	249,992,118
Total Commercial Paper — 36.1%		22,265,901,168

Corporate Notes	Par (000)	Value
Svenska Handelsbanken AB, 0.32%, 6/15/15 (a)(e)	$362,100	$362,100,000
Westpac Banking Corp., 1.23%, 3/19/15 (e)	160,000	160,204,805
Total Corporate Notes — 0.8%		522,304,805

Time Deposits
Barclays Bank PLC, (New York Branch), 0.12%, 2/02/15	986,000	986,000,000
Credit Agricole Corporate & Invest, 0.08%, 2/02/15	1,000,000	1,000,000,000
DnB Bank ASA, 0.05%, 2/02/15	800,000	800,000,000
ING Bank N.V. (Amsterdam Branch), 0.14%, 2/06/15	677,000	677,000,000
Lloyds Bank PLC, 0.06%, 2/02/15	900,000	900,000,000
Natixis SA, 0.07%, 2/02/15	763,000	763,000,000
Skandinaviska Enskilda Banken AB, 0.05%, 2/02/15	2,400,000	2,400,000,000
Standard Chartered Bank, 0.06%, 2/02/15	2,740,000	2,740,000,000
Svenska Handelsbanken AB, 0.05%, 2/02/15	600,000	600,000,000
Swedbank AB, 0.05%, 2/02/15	2,500,000	2,500,000,000
Total Time Deposits — 21.7%		13,366,000,000

U.S. Government Sponsored Agency Obligations — 0.0%
Fannie Mae Variable Rate Notes, 0.14%, 2/27/15 (a)	500	499,991

U.S. Treasury Obligations
U.S. Treasury Bills: (d)
0.08%, 7/23/15	300,000	299,884,100
0.15%, 1/07/16	161,000	160,778,652
0.18%, 2/04/16	205,000	204,637,264
Total U.S. Treasury Obligations — 1.1%		665,300,016
Repurchase Agreements
Barclays Capital, Inc., 0.31%, 2/02/15 (Purchased on 1/30/15 to be repurchased at $5,000,129, collateralized by various corporate/debt obligations, 0.03% to 5.25% due from 11/15/29 to 9/01/40, aggregate original par and fair value of $4,908,174 and $5,350,000, respectively)	5,000	5,000,000
Total Value of Barclays Capital, Inc. (collateral value of $5,350,000)		5,000,000
Citigroup Global Markets, Inc., 0.05%, 2/02/15 (f) (Purchased on 1/30/15 to be repurchased at $245,001,021, collateralized by various corporate/debt obligations, 0.00% to 7.63% due from 1/31/16 to 8/15/26, aggregate original par and fair value of $246,682,431 and $249,900,009, respectively)	245,000	245,000,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015	13

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.62%, 3/06/15 (c) (Purchased on 9/04/14 to be repurchased at $234,569,063, collateralized by various corporate/debt obligations, 0.00% to 7.50% due from 6/20/16 to 10/01/97, aggregate original par and fair value of $1,158,034,481 and $250,380,000, respectively)	$234,000	$234,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $500,280,009)		479,000,000
Credit Suisse Securities (USA) LLC, 0.41%, 2/02/15 (a) (Purchased on 11/10/14 to be repurchased at $1,124,514,148, collateralized by various corporate/debt obligations, 0.00% to 12.07% due from 6/25/18 to 12/25/65, aggregate original par and fair value of $3,372,112,386 and $1,347,733,150, respectively)	1,123,107	1,123,107,000
Credit Suisse Securities (USA) LLC, 0.51%, 3/06/15 (c) (Purchased on 10/11/13 to be repurchased at $353,595,925, collateralized by various U.S. government sponsored agency obligations, 0.00% to 51.32% due from 5/25/21 to 5/16/55, aggregate original par and fair value of $5,015,029,828 and $379,678,001, respectively)	350,000	350,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $1,727,411,151)		1,473,107,000
Deutsche Bank Securities Inc., 0.05%, 2/02/15 (f) (Purchased on 1/30/15 to be repurchased at $270,001,125, collateralized by various corporate/debt obligations, 0.25% to 4.25% due from 7/31/15 to 11/15/40, aggregate original par and fair value of $239,197,284 and $275,400,024, respectively)	270,000	270,000,000
Total Value of Deutsche Bank Securities Inc. (collateral value of $275,400,024)		270,000,000
JPMorgan Securities LLC, 0.14%, 2/02/15 (Purchased on 1/30/15 to be repurchased at $205,002,392, collateralized by various corporate/debt obligations, 0.00% to 6.38% due from 2/26/15 to 2/12/51, aggregate original par and fair value of $702,008,648 and $227,757,764, respectively)	205,000	205,000,000
JPMorgan Securities LLC, 0.33%, 2/03/15 (Purchased on 11/03/14 to be repurchased at $200,168,667, collateralized by various corporate/debt obligations, 0.00% to 10.50% due from 10/15/15 to 7/15/39, aggregate original par and fair value of $205,087,000 and $210,000,572, respectively)	200,000	200,000,000
JPMorgan Securities LLC, 0.53%, 3/06/15 (c) (Purchased on 9/22/14 to be repurchased at $50,121,458, collateralized by various corporate/debt obligations, 0.35% to 7.50% due from 3/01/30 to 5/25/37, aggregate original par and fair value of $155,581,360 and $60,001,942, respectively)	50,000	50,000,000

Repurchase Agreements	Par (000)	Value
JPMorgan Securities LLC, 0.55%, 4/06/15 (Purchased on 1/06/15 to be repurchased at $100,137,500, collateralized by various corporate/debt obligations, 0.31% to 5.84% due from 8/15/22 to 6/12/50, aggregate original par and fair value of $430,489,855 and $118,474,845, respectively)	$100,000	$100,000,000
JPMorgan Securities LLC, 0.75%, 5/01/15 (c) (Purchased on 11/25/14 to be repurchased at $210,686,875, collateralized by various corporate/debt obligations, 0.00% to 13.98% due from 4/15/17 to 2/15/51, aggregate original par and fair value of $758,196,218 and $243,122,852, respectively)	210,000	210,000,000
JPMorgan Securities LLC, 0.50%, 5/01/15 (c) (Purchased on 7/15/14 to be repurchased at $223,898,194, collateralized by various corporate/debt obligations, 0.00% to 8.70% due from 3/02/15 to 10/15/93, aggregate original par and fair value of $277,914,531 and $234,152,085, respectively)	223,000	223,000,000
JPMorgan Securities LLC, 0.63%, 5/01/15 (c) (Purchased on 9/22/14 to be repurchased at $50,193,375, collateralized by various corporate/debt obligations, 0.30% to 7.50% due from 12/25/29 to 3/25/47, aggregate original par and fair value of $365,874,395 and $60,000,329, respectively)	50,000	50,000,000
Total Value of JPMorgan Securities LLC (collateral value of $1,153,510,389)		1,038,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.66%, 3/16/15 (c) (Purchased on 1/07/15 to be repurchased at $110,137,133, collateralized by various corporate/debt obligations, 0.31% to 0.61% due from 7/25/47 to 8/15/56, aggregate original par and fair value of $221,467,847 and $137,500,000, respectively)	110,000	110,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $137,500,000)		110,000,000
RBC Capital Markets LLC, 0.13%, 2/02/15 (Purchased on 1/30/15 to be repurchased at $280,003,033, collateralized by various corporate/debt obligations, 0.00% to 10.75% due from 2/10/15 to 1/22/14, aggregate original par and fair value of $263,340,315 and $294,000,001, respectively)	280,000	280,000,000
RBC Capital Markets LLC, 0.14%, 2/02/15 (c) (Purchased on 3/28/14 to be repurchased at $80,096,756, collateralized by various corporate/debt obligations, 0.00% to 5.38% due from 3/13/15 to 10/24/42, aggregate original par and fair value of $80,866,270 and $81,600,436, respectively)	80,000	80,000,000

14	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.14%, 2/02/15 (c) (Purchased on 7/31/14 to be repurchased at $75,064,731, collateralized by various U.S. government sponsored agency obligations, 0.00% to 10.25% due from 4/14/15 to 10/17/96, aggregate original par and fair value of $72,244,209 and $78,750,001, respectively)	$75,000	$75,000,000
Total Value of RBC Capital Markets LLC (collateral value of $454,350,438)		435,000,000
UBS Securities LLC, 0.24%, 2/02/15 (Purchased on 1/30/15 to be repurchased at $235,004,700, collateralized by various corporate/debt obligations, 0.00% to 12.25% due from 4/15/15 to 12/31/49, aggregate original par and fair value of $284,471,555 and $272,348,479, respectively)	235,000	235,000,000
Total Value of UBS Securities LLC (collateral value of $272,348,479)		235,000,000
Wells Fargo Securities LLC, 0.26%, 2/02/15 (c) (Purchased on 10/29/14 to be repurchased at $150,195,469, collateralized by various corporate/debt obligations, 0.42% to 7.34% due from 1/15/17 to 4/25/44, aggregate original par and fair value of $309,440,592 and $160,500,000, respectively)	150,000	150,000,000
Wells Fargo Securities LLC, 0.49%, 3/16/15 (Purchased on 12/15/14 to be repurchased at $115,142,440, collateralized by various corporate/debt obligations, 0.00% to 8.25% due from 1/29/18 to 12/31/49, aggregate original par and fair value of $181,425,626 and $124,618,323, respectively)	115,000	115,000,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.48%, 4/15/15 (Purchased on 1/15/15 to be repurchased at $120,424,336, collateralized by various corporate/debt obligations, 1.20% to 9.38% due from 6/30/15 to 12/31/49, aggregate original par and fair value of $112,535,330 and $126,294,000, respectively)	$120,280	$120,280,000
Total Value of Wells Fargo Securities LLC (collateral value of $411,412,323)		385,280,000
Wells Fargo Securities, LLC, 0.40%, 2/04/15 (Purchased on 11/05/14 to be repurchased at $140,141,556, collateralized by various corporate/debt obligations, 0.00% to 10.50% due from 3/15/15 to 1/15/87, aggregate original par and fair value of $133,851,433 and $147,000,001, respectively)	140,000	140,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $147,000,001)		140,000,000
Total Repurchase Agreements — 7.4%		4,570,387,000
Total Investments (Cost — $62,038,641,147*) — 100.6%		62,038,641,147
Liabilities in Excess of Other Assets — (0.6)%		(399,802,581)

Net Assets — 100.0%		$61,638,838,566

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a U.S. branch of a foreign domiciled bank.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Traded in a joint account.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015	15

Schedule of Investments (concluded)	TempFund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of January 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$62,038,641,147	—	$62,038,641,147

[1]	See above Schedule of Investments for values in each security type.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purpose. As of January 31, 2015, bank overdraft of $(43,450,701) is categorized as Level 2 within the disclosure hierarchy.

During the period ended January 31, 2015, there were no transfers between levels.

16	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015

Schedule of Investments January 31, 2015 (Unaudited)	T-Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.02%, 2/19/15	$4,540	$4,539,968
0.05%, 3/12/15	359,000	358,981,054
0.05%, 3/19/15	200,000	199,988,125
0.04%, 3/26/15	44,750	44,747,350
0.04% - 0.13%, 4/02/15	531,793	531,741,394
0.06%, 5/07/15	250,000	249,962,465
0.06%, 5/14/15	576,640	576,542,582
0.07%, 5/21/15	260,580	260,528,596
0.07%, 5/28/15	400,000	399,910,556
0.11%, 6/18/15	500,000	499,801,194
0.16%, 6/25/15	141,580	141,492,830
0.13%, 7/02/15	400,000	399,793,750
0.13% - 0.14%, 7/09/15	600,000	599,668,032
0.08%, 7/23/15	353,545	353,418,405
0.07% - 0.08%, 7/30/15	457,070	456,902,481
0.09%, 10/15/15	50,000	49,968,833
U.S. Treasury Notes:
0.09%, 7/16/15	400,000	399,840,995
4.12%, 5/15/15	100,000	101,143,501
0.38%, 8/31/15	158,055	158,265,416
0.25% - 2.25%, 1/31/15	551,708	551,708,000
0.25%, 2/15/15	383,000	383,028,195
0.25% - 2.38%, 2/28/15	721,000	721,408,407
0.38%, 3/15/15	203,994	204,068,491
0.25% - 2.50%, 3/31/15	273,265	274,224,085
0.12%, 4/30/15	36,500	36,502,583
0.25%, 5/15/15	297,930	298,068,056
2.12%, 5/31/15	562,080	565,776,990
0.25%, 7/15/15	50,000	50,019,751
1.75%, 7/31/15	177,604	179,062,600
1.25%, 8/31/15	252,555	254,154,737
0.25%, 9/15/15	56,280	56,292,752
0.07%, 1/31/16 (b)	175,950	175,907,472
0.09%, 4/30/16 (b)	312,236	312,236,381
0.09%, 7/31/16 (b)	387,813	387,950,815
0.07%, 10/31/16 (b)	586,159	585,972,655
Total U.S. Treasury Obligations — 46.3%		10,823,619,497

Repurchase Agreements
Barclays Capital, Inc., 0.05%, 2/02/15 (Purchased on 1/30/15 to be repurchased at $731,353,047, collateralized by various U.S. Treasury obligations, 0.50% to 0.88% due from 4/15/15 to 6/15/17, aggregate original par and fair value of $710,340,742 and $745,977,060, respectively)	731,350	731,350,000
Barclays Capital, Inc., 0.05%, 2/04/15 (Purchased on 1/28/15 to be repurchased at $500,004,861, collateralized by various U.S. Treasury obligations, 1.25% to 4.50% due from 1/31/19 to 8/15/39, aggregate original par and fair value of $386,794,000 and $510,000,095, respectively)	500,000	500,000,000
Total Value of Barclays Capital, Inc. (collateral value of $1,255,977,155)		1,231,350,000

Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp, 0.06%, 2/02/15 (Purchased on 1/30/15 to be repurchased at $156,000,780, collateralized by various U.S. Treasury obligations, 2.00% to 3.00% due from 2/28/21 to 5/15/42, aggregate original par and fair value of $148,631,700 and $159,120,099, respectively)	$156,000	$156,000,000
BNP Paribas Securities Corp, 0.06%, 2/03/15 (Purchased on 1/27/15 to be repurchased at $250,002,917, collateralized by various U.S. Treasury obligations, 0.00% to 1.88% due from 7/15/15 to 5/15/44, aggregate original par and fair value of $488,713,344 and $255,000,014, respectively)	250,000	250,000,000
BNP Paribas Securities Corp, 0.05%, 2/06/15 (Purchased on 1/30/15 to be repurchased at $1,111,010,801, collateralized by various U.S. Treasury obligations, 0.00% to 8.88% due from 2/15/15 to 5/15/44, aggregate original par and fair value of $1,113,619,176 and $1,133,220,041, respectively)	1,111,000	1,111,000,000
Total Value of BNP Paribas Securities Corp (collateral value of $1,547,340,154)		1,517,000,000
Citigroup Global Markets, Inc., 0.05%, 2/02/15 (c) (Purchased on 1/30/15 to be repurchased at $220,000,917, collateralized by various U.S. Treasury obligations, 0.00% to 7.63% due from 1/31/16 to 8/15/26, aggregate original par and fair value of $221,510,751 and $224,400,005, respectively)	220,000	220,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $224,400,005)		220,000,000
Credit Suisse Securities (USA) LLC, 0.06%, 2/02/15 (Purchased on 1/30/15 to be repurchased at $100,000,500, collateralized by U.S. Treasury Bond, 2.00% due at 1/15/26, aggregate original par and fair value of $71,850,000 and $102,004,076, respectively)	100,000	100,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $102,004,076)		100,000,000
Deutsche Bank Securities Inc., 0.05%, 2/02/15 (c) (Purchased on 1/30/15 to be repurchased at $275,001,146, collateralized by various U.S. Treasury obligations, 0.25% to 4.25% due from 7/31/15 to 11/15/40, aggregate original par and fair value of $243,626,859 and $280,500,019, respectively)	275,000	275,000,000
Deutsche Bank Securities Inc., 0.06%, 2/09/15 (Purchased on 1/30/15 to be repurchased at $600,007,000, collateralized by various U.S. Treasury obligations, 0.25% to 3.00% due from 9/30/15 to 1/31/19, aggregate original par and fair value of $589,190,800 and $612,000,100, respectively)	600,000	600,000,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015	17

Schedule of Investments (continued)	T-Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities Inc., 0.06%, 2/10/15 (Purchased on 1/30/15 to be repurchased at $1,000,011,667, collateralized by U.S. Treasury Notes, 0.38% to 3.13% due from 2/29/16 to 2/15/43, aggregate original par and fair value of $987,900,800 and $1,020,000,047, respectively)	$1,000,000	$1,000,000,000
Total Value of Deutsche Bank Securities Inc. (collateral value of $1,912,500,166)		1,875,000,000
Federal Reserve Bank of New York, 0.05%, 2/02/15 (Purchased on 1/30/15 to be repurchased at $4,100,017,083, collateralized by various U.S. Treasury obligations, 1.50% to 4.75% due from 8/15/18 to 8/15/41, aggregate original par and fair value of $3,302,526,400 and $4,100,017,173, respectively)	4,100,000	4,100,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $4,100,017,173)		4,100,000,000
HSBC Securities (USA) Inc., 0.05%, 2/02/15 (d) (Purchased on 1/27/14 to be repurchased at $481,224,376, collateralized by various U.S. Treasury obligations, 0.00% due from 11/15/26 to 2/15/42, aggregate original par and fair value of $757,311,575 and $490,621,779, respectively)	481,000	481,000,000
HSBC Securities (USA) Inc., 0.05%, 2/02/15 (Purchased on 1/30/15 to be repurchased at $203,926,850, collateralized by various U.S. Treasury obligations, 0.00% due from 11/15/28 to 8/15/37, aggregate original par and fair value of $314,301,013 and $208,006,912, respectively)	203,926	203,926,000
HSBC Securities (USA) Inc., 0.05%, 2/02/15 (Purchased on 1/30/15 to be repurchased at $6,000,025, collateralized by various U.S. Treasury obligations, 0.00% due at 8/15/37, aggregate original par and fair value of $10,130,000 and $6,120,749, respectively)	6,000	6,000,000
HSBC Securities (USA) Inc., 0.05%, 2/06/15 (Purchased on 1/30/15 to be repurchased at $800,007,778, collateralized by various U.S. Treasury obligations, 0.00% due from 2/15/25 to 8/15/44, aggregate original par and fair value of $1,172,183,774 and $816,000,725, respectively)	800,000	800,000,000
Total Value of HSBC Securities (USA) Inc. (collateral value of $1,520,750,165)		1,490,926,000

Repurchase Agreements	Par (000)	Value
JPMorgan Securities LLC, 0.06%, 2/02/15 (d) (Purchased on 8/28/13 to be repurchased at $250,463,917, collateralized by U.S. Treasury Note, 0.63% to 2.50% due from 2/15/17 to 8/15/23, aggregate original par and fair value of $244,911,700 and $255,004,583, respectively)	$250,000	$250,000,000
Total Value of JPMorgan Securities LLC (collateral value of $255,004,583)		250,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, 2/02/15 (Purchased on 1/30/15 to be repurchased at $208,790,870, collateralized by various U.S. Treasury obligations, 0.00% to 2.13% due from 2/28/18 to 11/15/32, aggregate original par and fair value of $256,399,213 and $212,965,805, respectively)	208,790	208,790,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.05%, 2/02/15 (Purchased on 1/30/15 to be repurchased at $50,000,208, collateralized by various U.S. Treasury obligations, 1.88% due at 7/15/19, aggregate original par and fair value of $41,934,100 and $51,000,019, respectively)	50,000	50,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $263,965,824)		258,790,000
Morgan Stanley & Co. LLC, 0.06%, 2/02/15 (Purchased on 1/30/15 to be repurchased at $305,001,525, collateralized by various U.S. Treasury obligations, 0.00% to 6.00% due from 1/31/15 to 2/15/26, aggregate original par and fair value of $288,918,237 and $309,429,061, respectively)	305,000	305,000,000
Morgan Stanley & Co. LLC, 0.06%, 2/02/15 (Purchased on 1/30/15 to be repurchased at $50,000,250, collateralized by various U.S. Treasury obligations, 0.07% to 2.38% due from 1/31/16 to 8/15/24, aggregate original par and fair value of $50,682,000 and $51,000,018, respectively)	50,000	50,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $360,429,079)		355,000,000
SG Americas Securities LLC, 0.06%, 2/02/15 (Purchased on 1/30/15 to be repurchased at $30,000,150, collateralized by various U.S. Treasury obligations, 1.13% due at 1/15/21, aggregate original par and fair value of $26,473,500 and $30,600,075, respectively)	30,000	30,000,000

18	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015

Schedule of Investments (concluded)	T-Fund

Repurchase Agreements	Par (000)	Value
SG Americas Securities LLC, 0.06%, 2/02/15 (Purchased on 1/30/15 to be repurchased at $644,003,220, collateralized by U.S. Treasury Bonds, 0.00% to 9.25% due from 2/05/15 to 11/15/44, aggregate original par and fair value of $626,280,288 and $656,880,042, respectively)	$644,000	$644,000,000
Total Value of SG Americas Securities LLC (collateral value of $687,480,117)		674,000,000
TD Securities (USA) LLC, 0.05%, 2/02/15 (Purchased on 1/30/15 to be repurchased at $18,000,075, collateralized by U.S. Treasury Strip, 0.63% due at 12/31/16, aggregate original par and fair value of $18,305,500 and $18,360,013, respectively)	18,000	18,000,000
Total Value of TD Securities (USA) LLC (collateral value of $18,360,013)		18,000,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.06%, 2/02/15 (Purchased on 1/30/15 to be repurchased at $10,881,054, collateralized by various U.S. Treasury obligations, 2.00% due at 5/31/21, aggregate original par and fair value of $10,751,800 and $11,098,628, respectively)	$10,881	$10,881,000
Wells Fargo Securities LLC, 0.06%, 2/02/15 (d) (Purchased on 8/14/14 to be repurchased at $414,118,680, collateralized by various U.S. Treasury obligations, 0.00% to 7.25% due from 2/15/15 to 5/15/44, aggregate original par and fair value of $382,621,366 and $422,280,003, respectively)	414,000	414,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $433,378,631)		424,881,000
Total Repurchase Agreements — 53.6%		12,514,947,000
Total Investments (Cost — $23,338,566,496*) — 99.9%		23,338,566,497
Other Assets Less Liabilities — 0.1%		31,646,568

Net Assets — 100.0%		$23,370,213,065

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Traded in a joint account.

(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of January 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$23,338,566,497	—	$23,338,566,497

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, cash of $19,455,601 is categorized as Level 1 within the disclosure hierarchy.

During the period January 31, 2015, there were no transfers between level.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015	19

Schedule of Investments January 31, 2015 (Unaudited)	Treasury Trust Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.01% - 0.06%, 2/05/15	$727,672	$727,670,803
0.01% - 0.02%, 2/12/15	985,976	985,972,062
0.01% - 0.05%, 2/19/15	657,816	657,810,525
0.01% - 0.03%, 2/26/15	1,305,004	1,304,988,663
0.03% - 0.05%, 3/05/15	484,100	484,086,013
0.03% - 0.05%, 3/12/15	571,915	571,889,413
0.04% - 0.05%, 3/19/15	502,565	502,539,888
0.05%, 3/26/15	33,000	32,997,855
0.04%, 4/02/15	400,000	399,974,187
0.03%, 4/09/15	1,195,137	1,195,069,476
0.05%, 4/30/15	100,000	99,989,125
0.03%, 5/07/15	75,000	74,994,615
0.06%, 5/14/15	99,500	99,483,251
0.11% - 0.13%, 7/02/15	125,000	124,937,500
0.09%, 7/16/15	500,000	499,799,783
0.08%, 7/23/15	18,595	18,588,155
0.08%, 7/30/15	459,335	459,164,663

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
0.25% - 2.25%, 1/31/15	$201,500	$201,500,000
0.25% - 4.00%, 2/15/15	380,212	380,294,365
0.25%, 2/28/15	202,730	202,758,841
2.50%, 3/31/15	175,000	175,665,462
0.13%, 4/30/15	199,500	199,520,699
0.25% - 4.13%, 5/15/15	222,070	223,312,448
2.13%, 5/31/15	80,000	80,531,084
0.07%, 1/31/16 (b)	97,322	97,300,069
0.09%, 4/30/16 (b)	167,428	167,428,201
0.09%, 7/31/16 (b)	188,677	188,744,544
0.07%, 10/31/16 (b)	263,028	262,947,913
0.10%, 1/31/17 (b)	99,700	99,686,892
Total U.S. Treasury Obligations — 101.4%		10,519,646,495
Total Investments (Cost — $10,519,646,495*) — 101.4%		10,519,646,495
Liabilities in Excess of Other Assets — (1.4)%		(144,086,549)

Net Assets — 100.0%		$10,375,559,946

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of January 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$10,519,646,495	—	$10,519,646,495

[1]	See above Schedule of Investments for values in each state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, cash of $1,602 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2015, there were no transfers between levels.

20	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015

Schedule of Investments January 31, 2015 (Unaudited)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alaska — 0.3%
Alaska GO Series 2013B MB, 5.00%, 8/01/15	$350	$358,238
Arizona — 0.5%
Casa Grande IDRB (Price Cos. Inc. Project) Series 2002A VRDN (Bank of America N.A. LOC), 0.15%, 2/06/15 (a)	215	215,000
Pima County Regional Transportation Authority RB (Regional Transportation Fund Project) Series 2011 MB, 4.00%, 6/01/15	315	318,908
Tucson Water System Revenue RB Series 2013A MB, 3.00%, 7/01/15	100	101,126

		635,034
Arkansas — 2.0%
Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program Project) Series 2006E AMT VRDN (Ginnie Mae Guaranty, State Street Bank & Trust Co. SBPA), 0.10%, 2/06/15 (a)	1,800	1,800,000
Little Rock Hotel & Restaurant Gross Receipts RB Series 2014 MB, 1.00%, 7/01/15	615	616,945
University of Arkansas RB (Student Fee Fort Smith Campus Project) Series 2014 MB, 2.00%, 6/01/15	70	70,411
University of Arkansas RB (Various Facilities-UAMS Campus Project) MB, 2.00%, 3/01/15	300	300,423

		2,787,779
California — 1.9%
Los Angeles County Schools Pooled Financing Program RB Series 2014A-1 TRAN, 1.50%, 6/01/15	100	100,444
Los Angeles County Schools Pooled Financing Program RB Series 2014A-2 TRAN, 1.50%, 6/30/15	100	100,536
Port of Oakland RB Series 2011O MB, 5.00%, 5/01/15	2,385	2,412,667

		2,613,647
District of Columbia — 0.2%
District of Columbia HFA RB (College Edgewood Terrace I Project) Series 2014 Mandatory Put Bonds VRDN, 0.28%, 12/01/15 (a)	300	300,000
Florida — 0.8%
Orlando Utilities Commission Utilities System RB Series 2011A VRDN 7 Month Window, 0.13%, 8/28/15 (a)	1,100	1,100,000
Georgia — 1.4%
Gainesville Water & Sewerage RB Series 2014 MB, 5.00%, 11/15/15	700	725,649
Georgia State Road & Tollway Authority RB Series 2011A MB, 5.00%, 3/01/15	600	602,257
Metropolitan Atlanta Rapid Transit Authority RB Series 2005A-3 MB, 5.00%, 7/01/15	580	591,337

		1,919,243
Illinois — 2.9%
Chicago IDRB (Primrose Candy Project) Series 2001 AMT VRDN (Bank of America N.A. LOC), 0.16%, 2/06/15 (a)	1,180	1,180,000
Chicago Transit Authority Sales Tax Receipts RB SPEARS Series 2011DB-1032 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.27%, 2/06/15 (a)(b)(c)	770	770,000

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 VRDN (BMO Harris Bank N.A. LOC), 0.37%, 2/06/15 (a)	$1,865	$1,865,000
Regional Transportation Authority RB Series 2006A, 5.00%, 7/01/15	190	193,644

		4,008,644
Iowa — 8.4%
Davenport GO Series 2013A MB, 2.00%, 6/01/15	1,205	1,212,297
Des Moines Independent Community School District RB Series 2012 MB, 4.00%, 6/01/15	925	936,510
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.11%, 2/06/15 (a)	9,540	9,540,000

		11,688,807
Kansas — 0.2%
Salina GO Series 2014-1 BAN, 1.00%, 8/01/15	300	300,984
Kentucky — 1.4%
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.28%, 2/06/15 (a)	1,780	1,780,000
Louisville Regional Airport Authority RB Series 2014B MB, 2.00%, 7/01/15	210	211,476

		1,991,476
Louisiana — 6.0%
Ascension Parish RB (BASF Corp. Project) Series 1997 AMT VRDN, 0.12%, 2/06/15 (a)	2,400	2,400,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A AMT VRDN, 0.10%, 2/06/15 (a)	6,000	6,000,000

		8,400,000
Maryland — 2.3%
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.12%, 2/06/15 (a)	1,140	1,140,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.17%, 2/06/15 (a)	1,230	1,230,000
Maryland GO Series 2009C MB, 5.00%, 3/01/15	300	301,128
Montgomery GO Series 2007A MB, 5.00%, 5/01/15	425	430,034
University System of Maryland RB Series 2009D, 3.00%, 4/01/15	100	100,437

		3,201,599
Massachusetts — 2.3%
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.11%, 8/28/15 (a)	1,100	1,100,000
Massachusetts HFA RB (Quincy Point Project) Series 2014 Mandatory Put Bonds VRDN, 0.33%, 1/15/16 (a)	1,000	1,000,000
Pittsfield GO Series 2014B BAN, 1.00%, 6/26/15	270	270,840

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015	21

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Taunton GO (State Qualified Municipal Purpose Loan Project) Series 2014 MB, 2.00%, 3/01/15	$175	$175,228
University of Massachusetts Building Authority RB Series 2011-2 VRDN 7 Month Window (Massachusetts State Guaranteed), 0.11%, 8/28/15 (a)	595	595,000

		3,141,068
Michigan — 5.0%
Board of Trustees Michigan State Univeristy TECP Series E, 0.05%, 2/04/15	1,680	1,680,000
Michigan HDA RB (Rental Housing Revenue Project) Series 2014A MB, 0.25%, 4/01/15	300	299,927
Michigan Housing Development Authority Multi-Family Housing RB (Berrien Woods III Project) Series 2000A AMT VRDN (Citibank N.A. LOC), 0.05%, 2/06/15 (a)	1,230	1,230,000
Michigan Strategic Fund Ltd. Obligation RB (Amera Group LLC Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.23%, 2/06/15 (a)	1,800	1,800,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.28%, 2/06/15 (a)	1,400	1,400,000
Michigan Strategic Fund RB (Mans LLC Project) Series 2012 VRDN (Comerica Bank LOC), 0.12%, 2/06/15 (a)	500	500,000

		6,909,927
Minnesota — 0.1%
Rochester Independent School District No 535 Series 2012A MB, 1.25%, 2/01/16	100	100,785
Missouri — 5.3%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT VRDN (TD Bank N.A. LOC), 0.22%, 2/06/15 (a)	1,625	1,625,000
Palmyra IDA Solid Waste Disposal RB (BASF Corp. Project) Series 2002 AMT VRDN, 0.10%, 2/06/15 (a)	4,000	4,000,000
Taney County IDRB (Keeter Heights Project) Series 2006 AMT VRDN (U.S. Bank N.A. LOC), 0.06%, 2/06/15 (a)	1,745	1,745,000

		7,370,000
Nebraska — 0.2%
University of Nebraska Facilities Corp. RB (UNMC Eye Institute Project) Series 2011 MB, 2.00%, 3/01/15	300	300,407
Nevada — 1.1%
Clark County Passenger Facilities Charge RB (Las Vega McCarran International Project) Series 2008A MB, 5.00%, 7/01/15	1,000	1,019,525
Nevada Housing Division RB (Multi-Unit Housing Orvis Ring Apartments Project) Series 2014 Mandatory Put Bonds, 0.35%, 4/01/15 (a)	200	200,000
Nevada Unemployment Compensation Fund RB Series 2013 MB, 4.00%, 6/01/15	375	379,679

		1,599,204

Municipal Bonds	Par (000)	Value
New Jersey — 4.4%
Berkeley Heights Township GO Series 2014 BAN, 1.00%, 10/08/15	$230	$230,777
Burlington Township GO Series 2014 BAN, 1.00%, 10/09/15	200	200,705
Cranford Township GO Series 2014 BAN, 1.00%, 5/22/15	245	245,451
East Hanover Township GO Series 2014 BAN, 1.00%, 8/20/15	310	311,124
Hawthorne Borough GO Series 2014 BAN, 1.00%, 10/30/15	220	221,004
Hillsborough Township Series 2014 BAN, 1.00%, 12/11/15	110	110,515
Lawrence Township GO Series 2014 BAN, 1.00%, 7/24/15	470	471,679
Lenape Regional High School District GO Series 2014 MB, 2.00%, 4/01/15	935	937,678
Margate GO Series 2014 BAN, 1.00%, 7/20/15	450	451,215
Marlboro Township GO Series 2014 BAN, 1.00%, 6/11/15	700	701,650
Mendham Township GO Series 2014 BAN, 1.00%, 5/21/15	200	200,401
Middlesex GO Series 2014 BAN, 1.00%, 7/17/15	100	100,271
New Jersey RB PUTTERS Series 2014-4460 VDRN TRAN Mandatory Put Bonds (JPMorgan Chase Bank N.A. LOC), 0.12%, 4/02/15 (a)(b)(c)	1,100	1,100,000
Old Bridge Township GO Series 2014 BAN, 1.00%, 4/20/15	200	200,307
Union Township GO Series 2014 BAN, 1.00%, 6/02/15	400	400,745
Westwood GO Series 2014 BAN, 1.00%, 2/27/15	300	300,138

		6,183,660
New York — 7.8%
Center Moriches Union Free School District GO Series 2014 TAN, 1.00%, 6/26/15	320	320,781
Central Islip Union Free School District GO Series 2014 TAN, 1.00%, 6/25/15	195	195,596
Chittenango Central School District GO Series 2014 BAN (State Aid Withholding Insurance), 1.00%, 11/06/15	260	261,316
Clarence Township GO Series 2014 BAN, 1.00%, 7/23/15	280	280,994
Cold Spring Harbor Central School District GO Series 2014 TAN (State Aid Withholding Insurance), 1.00%, 6/25/15	255	255,798
East Aurora Union Free School District GO Series 2014 BAN, 1.00%, 6/18/15	200	200,522
Landsingburgh Central School District GO Series 2014 BAN, 1.00%, 7/10/15	800	802,556
Lockport Town GO Series 2014 BAN, 1.00%, 12/15/15	195	196,007
New York City IDA Special Purpose Facilities RB (Korean Air Lines Co. Project) Series 1997A VRDN AMT (Kookmin Bank LOC), 0.10%, 2/06/15 (a)	1,700	1,700,000
New York HFA RB Series 2000A VRDN, 0.03%, 2/06/15 (a)	6,000	6,000,000

22	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Roslyn Union Free School District GO Series 2014 BAN (State Aid Withholding Insurance), 1.00%, 9/25/15	$240	$241,123
Sleepy Hollow Series 2014A BAN, 1.00%, 11/24/15	240	241,139
Southold Union Free School District GO Series 2014 TAN (State Aid Withholding Insurance), 1.00%, 6/25/15	195	195,603

		10,891,435
North Carolina — 2.2%
Buncombe County Metropolitan Sewerage District RB Series 2013 MB, 4.00%, 7/01/15	100	101,579
Charlotte Airport Revenue RB Series 2009B MB, 5.00%, 7/01/15	130	132,510
Charlotte Housing Authority RB (Oak Park Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.03%, 2/06/15 (a)	750	750,000
Lee County Industrial Facilities & Pollution Control Financing Authority IDRB (Arden Corp. Project) Series 1999 AMT VRDN (Comerica Bank LOC), 0.12%, 2/06/15 (a)	1,450	1,450,000
North Carolina Capital Facilities Finance Agency RB Eagle Trust Receipts Series 2014-0052A VRDN (Citibank N.A. Liquidity Facility), 0.03%, 2/06/15 (a)(b)(c)	310	310,000
North Carolina Medical Care Commission RB (Duke University Health System Project) Series 2012-A MB, 4.00%, 6/01/15	155	156,880
University of North Carolina At Raleigh RB Series 2012 MB, 4.00%, 10/01/15	100	102,414

		3,003,383
Ohio — 1.5%
Brecksville GO (Service Center Garage Project) Series 2014 BAN, 1.00%, 6/17/15	770	772,273
Miamisburg GO Series 2014 BAN, 1.00%, 3/10/15	100	100,064
Ohio GO (Job Ready Site Development Project) Series 2011-A MB, 3.00%, 5/01/15	50	50,330
Ohio State University RB Series 2008B VRDN, 0.01%, 2/06/15 (a)	1,200	1,200,000

		2,122,667
Oklahoma — 0.1%
Oklahoma Capital Improvement Authority RB Series 2010A MB, 4.00%, 7/01/15	100	101,524
Oregon — 0.6%
Portland GO Series (Limited Tax Sellwood Bridge Project) 2014PJ MB, 5.00%, 6/01/15	830	843,093
Pennsylvania — 2.4%
Beaver County IDRB (BASF Corp. Project) Series 1997 AMT VRDN, 0.12%, 2/06/15 (a)	300	300,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations, Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.32%, 2/06/15 (a)	2,505	2,505,000
Pennsylvania HFA RB Series 2004-82B AMT VRDN (Royal Bank of Canada SBPA), 0.03%, 2/06/15 (a)	35	35,000
State Public School Building Authority RB Municipal Trust Receipts Floaters Series 2006-1479 VRDN (AGM Insurance, Credit Suisse A.G. SBPA), 0.19%, 2/06/15 (a)(b)(c)	500	500,000

		3,340,000

Municipal Bonds	Par (000)	Value
Rhode Island — 2.7%
Cumberland GO Series 2014 MB, 1.25%, 6/11/15	$190	$190,638
East Providence GO Series 2014 MB, 1.50%, 7/30/15	720	723,690
Rhode Island Housing & Mortgage Finance Corp. RB (Groves at Johnston Project) Series 2006 VRDN (Freddie Mac Guaranty), 0.03%, 2/06/15 (a)	2,900	2,900,000

		3,814,328
South Carolina — 0.3%
Charleston County Park & Recreation Commission GO Series 2005B MB, 3.75%, 2/01/15	75	75,000
Charleston GO Series 2014 (State Aid Withholding Insurance), 2.00%, 3/01/15	305	305,387

		380,387
Texas — 11.4%
Brazos River Harbor Navigation District Brazoria County RB (BASF Corp. Project) Series 2002 AMT VRDN, 0.10%, 2/06/15 (a)	5,000	5,000,000
Brazos River Harbor Navigation District Brazoria County RB (Joint Venture Project) Series 1998 VRDN (JPMorgan Chase Bank N.A. LOC), 0.03%, 2/02/15 (a)	5,000	5,000,000
College Station GO (Refunding and Improvement Project) Series 2014 MB, 2.00%, 2/15/15	100	100,064
Garland GO Series 2013A TECP, 0.06%, 2/20/15	1,450	1,450,000
Houston Airport System Revenue RB Series 2011A MB, 5.00%, 7/01/15	2,950	3,008,393
Houston Community College System GO Series 2011 MB, 4.00%, 2/15/15	800	801,087
San Antonio Municipal Drainage Utility System RB Series 2013 MB, 3.00%, 2/01/15	100	100,000
Schertz-Cibolo-Universal City ISD GO (School Building Project) Series 2007 MB (Texas PSF-GTD Insurance), 5.00%, 2/01/15	110	110,000
University of Houston RB Series 2006 (AMBAC Insurance), 5.00%, 2/15/15	300	300,511

		15,870,055
Virginia — 3.4%
Fairfax County IDRB (Inova Health Systems Project) Series 2012 VRDN 7 Month Window, 0.10%, 8/28/15 (a)	1,500	1,500,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006C VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 2/02/15 (a)	1,790	1,790,000
Virginia College Building Authority Educational Facilities RB (University of Richmond Project) Series 2006 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 2/02/15 (a)	1,400	1,400,000

		4,690,000
Washington — 0.2%
Washington GO Series 2009E MB, 5.00%, 2/01/15	270	270,000
Wisconsin — 8.4%
Columbia County GO Series 2014 MB, 1.50%, 8/01/15	700	704,449
Germantown GO Series 2014A MB, 2.00%, 3/01/15	200	200,258

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015	23

Schedule of Investments (concluded)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
Marshfield Housing Authority RB (Wildwood Regency Project) Series 2003 AMT VRDN (Federal Home Loan Bank LOC, Bank First National LOC), 0.07%, 2/06/15 (a)	$2,450	$2,450,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.48%, 2/06/15 (a)	980	980,000
Wisconsin Health & Educational Facilities Authority RB (Ascension Health Alliance Senior Credit Group Project) Series 2013B VRDN 7 Month Window, 0.08%, 8/28/15 (a)	855	855,000
Wisconsin Petroleum Inspection RB Series 2014 TECP, 0.09%, 5/01/15	6,500	6,500,000

		11,689,707
Total Municipal Bonds — 87.7%		121,927,081

Closed-End Investment Companies (a)(b)	Par (000)	Value
California — 5.0%
Nuveen California Dividend Advantage Municipal Fund Series 2014-5 VRDP (Citibank N.A. Liquidity Facility), 0.09%, 2/06/15	$7,000	$7,000,000
Multi-State — 6.5%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.10%, 2/06/15	9,000	9,000,000
Total Closed-End Investment Companies — 11.5%		16,000,000
Total Investments (Cost — $137,927,081*) — 99.2%		137,927,081
Other Assets Less Liabilities — 0.8%		1,112,968

Net Assets — 100.0%		$139,040,049

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of January 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$137,927,081	—	$137,927,081

[1]	See above Schedule of Investments for values in each state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, cash of $89,215 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2015, there were no transfers between levels.

24	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015

Schedule of Investments January 31, 2015 (Unaudited)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.9%
Birmingham Commercial Development Authority RB (Civic Center Project) Series 2011A VRDN (Barclays Bank PLC SBPA), 0.04%, 2/06/15 (a)(b)	$10,000	$10,000,000
Huntsville IDRB (Brown Precision Project) Series 2009 VRDN (Federal Home Loan Bank LOC), 0.03%, 2/06/15 (b)	4,440	4,440,000
Taylor-Ryan Improvement District RB (Various Improvement Project) Series 2005 VRDN (Federal Home Loan Bank LOC), 0.02%, 2/06/15 (b)	10,000	10,000,000
Tuscaloosa County Port Authority RB (Gulf Opportunity Zone - Tuscaloosa Project) Series 2007 VRDN (Federal Home Loan Bank LOC), 0.04%, 2/06/15 (b)	4,490	4,490,000

		28,930,000
Alaska — 0.1%
Alaska Energy Authority RB (Bradley Lake 3rd Project) MB (AGM Insurance), 6.00%, 7/01/15	590	604,145
Alaska GO Series 2013B MB, 5.00%, 8/01/15	545	558,047
Matanuska-Susitna GO (School Buildings Project) Series 2005A MB, 5.25%, 4/01/15 (c)	500	505,867

		1,668,059
Arizona — 2.3%
Arizona Health Facilities Authority RB (Banner Health Project) Municipal Trust Receipts Floaters Series 2008-4511 VRDN (Wells Fargo Bank N.A. SBPA), 0.05%, 2/06/15 (a)(b)(d)	14,620	14,620,000
Phoenix Civic Improvement Corp. RB Series 2011A-1 TECP, 0.10%, 3/04/15	7,500	7,500,000
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC), 0.03%, 2/06/15 (b)	8,130	8,130,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2009-9W VRDN (Barclays Bank PLC SBPA), 0.04%, 2/06/15 (a)(b)(d)	1,200	1,200,000
Tempe GO Series 2014A MB, 3.00%, 7/01/15	2,955	2,989,877
Tucson Water System Revenue RB Series 2013A MB, 3.00%, 7/01/15	1,375	1,391,058

		35,830,935
Arkansas — 0.2%
Arkansas GO Series 2013 MB, 4.00%, 4/01/15	3,385	3,405,985
California — 8.0%
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008C-2 VRDN (Calyon Bank), 0.01%, 2/06/15 (b)	10,000	10,000,000
California GO Series 2003B-1 VRDN (JP Morgan Chase Bank N.A.SBPA), 0.01%, 2/06/15 (b)	27,300	27,300,000
California RB Series 2014-15 RAN, 1.50%, 6/22/15	15,000	15,079,316
California School Cash Reserve Program Authority RB Series 2014E, 2.00%, 6/30/15	10,000	10,076,126
California Statewide Communities Development Authority RB Series 2008A VRDN (Wells Fargo Bank N.A. LOC), 0.01%, 8/15/36 (b)	6,800	6,800,000
California Statewide University Revenue Authority RB Municipal Trust Receipts Floaters Series 2011-4696 VRDN (Bank of America N.A. SBPA), 0.07%, 2/06/15 (a)(b)(d)	10,265	10,265,000

Municipal Bonds	Par (000)	Value
California (concluded)
East Side Union High School District GO Municipal Trust Receipts Floaters Series 2010-3171 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.10%, 2/06/15 (a)(b)(d)	$15,000	$15,000,000
Los Angeles County Schools Pooled Financing Program RB Series 2014A-1 TRAN, 1.50%, 6/01/15	1,600	1,607,098
Los Angeles County Schools Pooled Financing Program RB Series 2014A-2 TRAN, 1.50%, 6/30/15	400	402,143
Los Angeles GO Series 2014 TRAN, 1.50%, 6/25/15	10,000	10,054,340
Los Angeles Waste Water System TECP, 0.08%, 3/17/15	15,290	15,290,000
Riverside Redevelopment Agency Successor Agency RB Series A MB, 2.00%, 9/01/15	675	681,968
San Diego County COP Series 2014A MB, 5.00%, 10/15/15	2,400	2,480,883

		125,036,874
Colorado — 5.8%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 VRDN (U.S. Bank N.A. LOC), 0.04%, 2/06/15 (b)	8,515	8,515,000
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 VRDN (U.S. Bank N.A. LOC), 0.04%, 2/06/15 (b)	5,255	5,255,000
Colorado Housing & Finance Authority RB Series 2006-1A2 VRDN (Federal Home Loan Bank SBPA), 0.02%, 2/06/15 (b)	165	165,000
Denver City & County School District #1 Clipper Tax-Exempt Certificate Trust GO Series 2005A-2009-57 VRDN (State Street Bank & Trust Co. SBPA), 0.05%, 2/06/15 (a)(b)(d)	35,240	35,240,000
Parker Automotive Metropolitan District GO Series 2005 VRDN (U.S. Bank N.A. LOC), 0.03%, 2/06/15 (b)	780	780,000
Sheridan Redevelopment Agency Tax Allocation RB (South Santa Fe Drive Project) Series 2011 VRDN (JPMorgan Chase Bank N.A. LOC), 0.05%, 2/06/15 (b)	2,490	2,490,000
University of Colorado Hospital Authority RB Series 2011A VRDN (Wells Fargo Bank N.A. LOC), 0.01%, 2/06/15 (b)	38,400	38,400,000

		90,845,000
Connecticut — 3.6%
Connecticut GO Series 2014-A MB, 1.50%, 3/01/15	10,000	10,010,246
Connecticut Health & Educational Facilities Authority RB (Yale University Project) Series 1997T-2 VRDN, 0.01%, 2/06/15 (b)	6,000	6,000,000
Connecticut Housing Finance Authority RB Series 2014C-2 VRDN (Bank of Tokyo Mitsubishi UFJ Ltd. SBPA), 0.02%, 2/06/15 (b)	3,100	3,100,000
Danbury GO Series 2014 BAN, 1.00%, 7/23/15	11,225	11,271,216
Easton GO Series 2015 RAN, 1.00%, 12/15/15	3,918	3,945,468
Enfield GO Series 2014 RAN, 1.00%, 8/11/15	5,300	5,323,681
Naugatuck GO Series 2014 BAN, 1.00%, 3/17/15	7,500	7,507,628

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015	25

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Connecticut (concluded)
Trumbull Township GO Series 2014 BAN, 1.25%, 9/04/15	$9,885	$9,947,706

		57,105,945
Delaware — 0.1%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 2/06/15 (b)	1,440	1,440,000
District of Columbia — 0.7%
District of Columbia GO Series 2004A MB, 5.00%, 6/01/15	3,000	3,048,268
District of Columbia HFA RB (College Edgewood Terrace I Project) Series 2014 Mandatory Put Bonds VRDN, 0.28%, 12/01/15 (b)	3,890	3,890,000
District of Columbia RB (Internships & Academic Center Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC), 0.02%, 2/06/15 (b)	1,600	1,600,000
District of Columbia Water & Sewer Authority Public Utility RB Eagle Trust Receipts Series 2007A VRDN (Citibank N.A. SBPA), 0.04%, 2/06/15 (a)(b)(d)	2,400	2,400,000

		10,938,268
Florida — 7.2%
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3286 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.03%, 2/06/15 (a)(b)(d)	10,305	10,305,000
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3287 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.03%, 2/06/15 (a)(b)(d)	4,830	4,830,000
Florida GO (Capital Outlay Project) Series 2014C MB, 5.00%, 6/01/15	300	304,733
Florida Lottery Revenue RB Series 2010-F MB, 5.00%, 7/01/15	785	800,480
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.04%, 2/06/15 (b)	53,435	53,435,000
Miami-Dade County RB Municipal Trust Receipts Floaters Series 2011-3271 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.03%, 2/06/15 (a)(b)(d)	10,395	10,395,000
Orlando Utilities Commission Utilities System RB Series 2011A VRDN 7 Month Window, 0.13%, 8/28/15 (b)	4,760	4,760,000
South Florida Water Management District COP Austin Trust Series 2007-1036 VRDN (Bank of America N.A. SBPA), 0.10%, 2/06/15 (a)(b)(d)	7,500	7,500,000
South Miami Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2749 VRDN (Morgan Stanley Bank SBPA), 0.03%, 2/06/15 (a)(b)(d)	21,000	21,000,000

		113,330,213
Georgia — 0.4%
Columbus Downtown Development Authority RB (Foundation Properties Corp. Project) Series 2009 VRDN (Federal Home Loan Bank LOC), 0.05%, 2/06/15 (b)	1,835	1,835,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.02%, 2/06/15 (b)	2,900	2,900,000

Municipal Bonds	Par (000)	Value
Georgia (concluded)
Georgia State Road & Tollway Authority RB Series 2011A MB, 5.00%, 3/01/15	$750	$752,830
Metropolitan Atlanta Rapid Transit Authority RB Series 2000-A MB, 0.04%, 7/01/15 (b)	900	899,924

		6,387,754
Idaho — 0.5%
Idaho GO Series 2014 TAN, 2.00%, 6/30/15	7,000	7,053,729
Illinois — 10.0%
Chicago Transit Authority Sales Tax Receipts RB SPEARS Series 2011DB-1032 VRDN (Deutsche Bank A.G. Guaranty, Deutsche Bank A.G. SBPA), 0.27%, 2/06/15 (a)(b)(d)	9,440	9,440,000
Chicago Waterworks Revenue RB Sub-Series 2004-1 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.02%, 2/06/15 (b)	33,000	33,000,000
Illinois Educational Facilities Authority RB (University of Chicago Project) Series 2001B-3 Mandatory Put Bonds, 0.16%, 3/12/15 (b)	5,400	5,400,000
Illinois Finance Authority RB (Center Deafness Project) Series 2008 VRDN (BMO Harris Bank N.A. LOC), 0.08%, 2/06/15 (b)	1,810	1,810,000
Illinois Finance Authority RB (Evanston Hospital Corp. Project) Series 1995 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 2/06/15 (b)	24,280	24,280,000
Illinois Finance Authority RB (Planned Parenthood Project) Series 2007A VRDN (JPMorgan Chase Bank N.A. LOC), 0.04%, 2/06/15 (b)	6,550	6,550,000
Illinois Finance Authority RB Municipal Trust Receipts Floaters Series 2011-4702 VRDN (Bank of America N.A. SBPA), 0.19%, 2/06/15 (a)(b)(d)	8,690	8,690,000
Illinois Finance Authority RB Series 2009 E VRDN (JPMorgan Chase Bank N.A. SBPA), 0.02%, 2/06/15 (b)	21,300	21,300,000
Illinois Finance Authority RB Series 2009 VRDN (Wells Farge Bank N.A. SBPA), 0.01%, 2/02/15 (b)	3,700	3,700,000
Illinois GO VRDN (The Northern Trust Co.LOC), 0.01%, 2/06/15 (b)	18,000	18,000,000
Illinois HDA RB (Lakeshore Plaza Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.03%, 2/06/15 (b)	5,040	5,040,000
Illinois Toll Highway Authority RB (Senior Priority Project) Series 2007A-1B VRDN (Mizuho Bank Ltd LOC), 0.02%, 2/06/15 (b)	20,000	20,000,000

		157,210,000
Indiana — 2.6%
Fort Wayne RB (University of St. Francis Project) Series 2008 VRDN (JPMorgan Chase Bank N.A. LOC), 0.03%, 2/06/15 (b)	1,700	1,700,000
Indiana Finance Authority Health System RB (Sisters of St. Francis Health Services, Inc. Project) Series 2008B VRDN (JPMorgan Chase Bank LOC), 0.01%, 2/06/15 (b)	6,000	6,000,000
Indiana Finance Authority RB (Lease Appropriation Project) Series 2007A VRDN (The Bank of New York Mellon Corp. SBPA), 0.01%, 2/02/15 (b)	17,900	17,900,000
Indiana Finance Authority RB (Lease Appropriation Project) Series 2008A-2 VRDN (BMO Harris Bank N.A. SBPA), 0.02%, 2/06/15 (b)	5,000	5,000,000

26	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana State Financing Authority Hospital RB (Indiana University Health Project) RBC Municipal Products Inc. Trust Series 2011L VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.02%, 2/06/15 (a)(b)(d)	$10,000	$10,000,000

		40,600,000
Iowa — 3.5%
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.11%, 2/06/15 (b)	55,230	55,230,000
Kansas — 0.9%
Kansas Department of Transportation RB Series 2014-1 MB, 0.10%, 9/01/15 (b)	4,300	4,300,000
Wichita GO Series 268 MB, 0.25%, 10/15/15	10,000	10,002,026

		14,302,026
Kentucky — 0.1%
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A VRDN (U.S. Bank N.A. LOC), 0.03%, 2/06/15 (b)	1,815	1,815,000
Louisiana — 2.5%
Bossier Parish School Board GO Series 2014 MB, 4.00%, 3/01/15	1,610	1,614,594
Louisiana GO Series 2013-C MB, 5.00%, 7/15/15	1,100	1,124,178
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 VRDN (Fannie Mae Guaranty), 0.12%, 2/06/15 (b)	4,730	4,730,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B VRDN, 0.05%, 2/06/15 (b)	7,500	7,500,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008B VRDN, 0.01%, 2/06/15 (b)	18,300	18,300,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008C VRDN, 0.01%, 2/02/15 (b)	5,800	5,800,000

		39,068,772
Maine — 0.3%
Kittery GO Series 2014 MB, 1.00%, 9/15/15	5,280	5,304,661
Maryland — 3.7%
Anne Arundel County (General Improvements Project) GO Series 2014B BAN, 5.00%, 3/01/15	980	983,550
Anne Arundel County RB (Mountain Ridge Apartments Project) Series 1996 VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 2/06/15 (b)	2,965	2,965,000
Baltimore County RB (Odyssey School Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.02%, 2/06/15 (b)	1,475	1,475,000
Howard County RB (Bluffs Hawthorne Project) Series 1995 VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 2/06/15 (b)	2,255	2,255,000
Howard County RB (Lorien at Elkridge Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 2/06/15 (b)	8,080	8,080,000
Howard County RB (Meadowridge III Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 2/06/15 (b)	8,660	8,660,000

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Maryland GO Series 2008 MB, 5.00%, 3/01/15	$600	$602,288
Maryland GO Series 2011E -REF MB, 5.00%, 8/01/15	5,000	5,122,250
Maryland Health & Higher Educational Facilities Authority RB (The Norwood School Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.05%, 2/06/15 (b)	2,215	2,215,000
Maryland Transportation Authority Grant RB (Garvee Project) Series 2008 MB, 5.25%, 3/01/15	175	175,652
Maryland Transportation Authority RB (Metro Rail Parking Project) Series 2014 MB, 2.00%, 7/01/15	960	967,220
Montgomery County GO Series 2010B TECP (State Street Bank & Trust Co. LOC), 0.05%, 5/06/15	9,600	9,600,000
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 2/06/15 (b)	1,160	1,160,000
Washington County RB (Homewood Williamsport Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 2/06/15 (b)	3,985	3,985,000
Washington County RB (Homewood Williamsport Facility Project) Series 2011 VRDN (Manufacturers and Traders Trust Co. LOC), 0.04%, 2/06/15 (b)	9,100	9,100,000
Worcester County GO (Consolidated Public Improvement Project) Series 2014 MB, 5.00%, 3/01/15	1,350	1,354,910

		58,700,870
Massachusetts — 2.9%
Auburn Township GO (Municipal Purpose Loan Project) MB, 5.00%, 9/15/15	1,091	1,122,935
East Longmeadow GO Series 2014 BAN, 1.00%, 6/30/15	681	683,231
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.11%, 8/28/15 (b)	2,900	2,900,000
Massachusetts Development Finance Agency RB (Partners Healthcare Project) Series 2011K-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 2/06/15 (b)	4,000	4,000,000
Massachusetts Development Finance Agency RB Municipal Trust Receipts Floaters Series 2006-1336 VRDN (Credit Suisse A.G. SBPA), 0.02%, 2/06/15 (a)(b)(d)	2,000	2,000,000
Massachusetts HFA RB (Quincy Point Project) Series 2014 Mandatory Put Bonds VRDN, 0.33%, 1/15/16 (b)	6,500	6,500,000
Massachusetts Water Resources Authority RB Series 2008E VRDN (JPMorgan Chase Bank N.A. SBPA), 0.03%, 2/06/15 (b)	8,300	8,300,000
New Bedford GO Series 2014 BAN, 0.75%, 2/06/15	6,481	6,481,186
New Bedford Mass Cash, 1.25%, 2/05/16	6,330	6,395,107
Pittsfield GO Series 2014B BAN, 1.00%, 6/26/15	2,567	2,574,950
University of Massachusetts Building Authority RB Series 2011-2 VRDN 7 Month Window (Massachusetts State Guaranteed), 0.11%, 8/28/15 (b)	3,315	3,315,000
Yarmouth Township GO Series 2014 MB, 2.00%, 6/01/15	325	326,910

		44,599,319

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015	27

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan — 1.2%
Michigan Hospital Finance Authority RB (Ascension Health Senior Center Project) Series 2010F-6 VRDN 7 Month Window, 0.08%, 8/28/15 (b)	$5,200	$5,200,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2010F-8 VRDN 7 Month Window, 0.08%, 8/28/15 (b)	4,520	4,520,000
Michigan State Building Authority, 0.03%, 2/06/15 (b)	3,430	3,430,000
Michigan Trunk Line Revenue RB Series 2005-B MB (AGM Insurance), 5.00%, 9/01/15	400	410,896
Southfield Economic Development Corp. RB (Lawrence Tech University Project) Series 2000 VRDN (JPMorgan Chase Bank N.A. LOC), 0.03%, 2/06/15 (b)	4,485	4,485,000
Traverse Area Public Schools GO Series 2008 MB (AGM Insurance), 5.00%, 5/01/15	650	657,575

		18,703,471
Minnesota — 0.0%
Minnesota GO Series 2009F MB, 4.00%, 8/01/15	150	152,831
Mississippi — 0.7%
Mississippi Business Finance Corp. RB (Chevron USA Project) Series 2011D VRDN (Chevron Corp. Guaranty), 0.01%, 2/02/15 (b)	5,900	5,900,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010-I VRDN (Chevron Corp. Guaranty), 0.01%, 2/02/15 (b)	4,375	4,375,000

		10,275,000
Missouri — 0.3%
St. Louis IDA (Mid-America Transplant Services Project) RB Series 2013 VRDN (BMO Harris Bank N.A. LOC), 0.03%, 2/02/15 (b)	4,500	4,500,000
Multi-State — 0.0%
Branch Banking & Trust Co. RB Municipal Trust Receipts Floaters Series 2008-5000 VRDN (Rabobank N.A. Credit Agreement, Rabobank N.A. SBPA), 0.12%, 2/06/15 (a)(b)(d)	500	500,000
Nebraska — 0.1%
Douglas County School District No 17, 3.00%, 6/15/15	1,640	1,657,004
New Jersey — 1.9%
Delaware River Port Authority RB Series 2008B VRDN (TD Bank N.A. LOC), 0.01%, 2/06/15 (b)	3,700	3,700,000
Gloucester Township GO Series 2014 MB, 1.00%, 2/15/15	634	634,157
Mansfield Township GO Series 2014-A MB, 1.00%, 11/05/15	2,258	2,270,430
Middlesex County GO Series 2014 MB, 1.00%, 2/15/15	1,170	1,170,351
Middletown Township Board of Education GO Series 2010 MB, 4.00%, 8/01/15	270	274,960
Montclair Township GO (General Improvements Project) Series 2013 MB, 4.00%, 3/01/15	300	300,847
New Jersey Educational Facilities Authority, 5.00%, 7/01/15	300	305,921
New Jersey RB PUTTERS Series 2014-4466 VDRN TRAN Mandatory Put Bonds (JPMorgan Chase Bank N.A. LOC, JPMorgan Chase Bank N.A. SBPA), 0.13%, 5/07/15 (a)(b)(d)	20,000	20,000,000

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Sussex County GO Series 2014 MB, 2.00%, 2/15/15	$795	$795,519
West Caldwell Township GO Series 2014 MB, 3.00%, 2/01/15	560	560,000

		30,012,185
New Mexico — 0.4%
Albuquerque GO Series 2014-A MB, 3.00%, 7/01/15	2,270	2,296,841
New Mexico Finance Authority RB Series 2004A MB, 5.25%, 6/15/15	3,820	3,891,332

		6,188,173
New York — 5.4%
Metropolitan Transportation Authority, 4.00%, 11/01/15	1,270	1,306,452
New York City GO Series 2013D-3 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.03%, 2/02/15 (b)	34,000	34,000,000
New York City Housing Development Corp. RB (50th Avenue Development Project) Series 2013A VRDN (Wells Fargo Bank N.A. LOC), 0.01%, 2/06/15 (b)	8,000	8,000,000
New York City Municipal Water Finance Authority RB (2nd General Fiscal Resolution Project) Series 2013 VRDN (Mizuho Corporate Bank Ltd. SBPA), 0.03%, 2/02/15 (b)	10,000	10,000,000
New York City Municipal Water Finance Authority RB (2nd General Resolution Project) Series 2013 VRDN (Bank of Montreal SBPA), 0.02%, 2/02/15 (b)	14,300	14,300,000
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Bank N.A. LOC), 0.01%, 2/06/15 (b)	9,900	9,900,000
New York GO Austin Trust Series 2008-1131 VRDN (Bank of America N.A. SBPA), 0.07%, 2/06/15 (a)(b)(d)	7,500	7,500,000

		85,006,452
North Carolina — 5.8%
Buncombe County Metropolitan Sewerage District RB Series 2013 MB, 4.00%, 7/01/15	1,000	1,015,791
Charlotte Housing Authority RB (Oak Park Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.03%, 2/06/15 (b)	1,600	1,600,000
Charlotte Water & Sewer System RB Series 2002B VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 2/06/15 (b)	18,100	18,100,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1149 VRDN (Bank of America N.A. SBPA), 0.04%, 2/06/15 (a)(b)(d)	9,805	9,805,000
Forsyth County GO MB, 3.00%, 3/01/15	700	701,507
Greensboro GO Series 2010C MB, 4.00%, 2/01/15	845	845,000
Guilford County GO Series C MB, 4.00%, 2/01/15	300	300,000
Johnston County RB Series 2014 MB, 2.00%, 6/01/15	855	860,193
Mecklenburg County GO (WVRDB Refunding Project) Series 2009D VRDN 7 Month Window, 0.12%, 8/28/15 (b)	8,405	8,405,000

28	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Summit School, Inc. Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.02%, 2/06/15 (b)	$1,975	$1,975,000
North Carolina Capital Facilities Finance Agency RB Eagle Trust Receipts Series 2014-0052A VRDN (Citibank N.A. Liquidity Facility), 0.03%, 2/06/15 (a)(b)	3,260	3,260,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001B VRDN (BMO Harris Bank N.A. SBPA), 0.02%, 2/02/15 (b)	8,765	8,765,000
North Carolina Medical Care Commission Hospital RB (Southeastern Regional Medical Center Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC), 0.02%, 2/06/15 (b)	1,460	1,460,000
North Carolina Medical Care Commission RB (Duke University Health System Project) Series 2012-A MB, 4.00%, 6/01/15	255	258,232
Raleigh GO (Public Improvements Project) Series 2005 MB, 4.00%, 2/01/15	650	650,000
Raleigh GO Series 2012B MB, 4.00%, 4/01/15	1,550	1,559,690
Raleigh Limited Obligation RB Series 2009 VRDN 7 Month Window, 0.12%, 8/28/15 (b)	3,940	3,940,000
Raleigh RB (Comb Enterprise System Project) Series 2008B VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 2/06/15 (b)	25,805	25,805,000
Winston-Salem RB Series 2012A MB, 4.00%, 3/01/15	1,580	1,584,539

		90,889,952
Ohio — 1.6%
Cleveland-Cuyahoga County Port Authority RB (89th Garage Project) Series 2007 VRDN (JP Morgan Chase Bank N.A. SBPA), 0.03%, 2/06/15 (b)	1,000	1,000,000
Franklin County RB (Ohio Health Corp. Project) Series 2011C Mandatory Put Bonds, 0.05%, 6/03/15 (b)	4,500	4,500,000
Lucas County GO (Limited Tax Notes Improvements Project) Series 2014, 1.00%, 7/14/15	1,370	1,375,036
Ohio GO (Buckeye Savers Project) Series 2014-K MB, 5.00%, 5/01/15	125	126,477
Ohio GO (Higher Education Project) Series 2006-A MB, 4.00%, 5/01/15	100	100,935
Ohio GO (Infrastructure Improvement Project) Series 2012-A MB, 3.00%, 2/01/15	2,510	2,510,000
Ohio GO (Job Ready Site Development Project) Series 2011-A MB, 3.00%, 5/01/15	200	201,399
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2002A VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 2/02/15 (b)	2,600	2,600,000
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2013 MB, 3.00%, 12/01/15	150	153,395
Ohio Higher Educational Facility RB (Cleveland Clinic Project) Series 2008B-4 VRDN, 0.02%, 2/02/15 (b)	7,000	7,000,000
Ohio RB (Mental Health Facility Improvement Project) Series 2013-A MB, 2.00%, 2/01/15	600	600,000
Ohio State University GO Series 2014B-2 VRDN, 0.01%, 2/06/15 (b)	5,000	5,000,000

		25,167,242

Municipal Bonds	Par (000)	Value
Oklahoma — 0.5%
Oklahoma City GO Series 2012 MB, 4.00%, 3/01/15	$100	$100,287
Tulsa IDRB (St. Francis Health System Project) Austin Trust Series 2008-3500 VRDN (Bank of America N.A. SBPA), 0.04%, 2/06/15 (a)(b)(d)	8,092	8,092,000

		8,192,287
Pennsylvania — 2.0%
Chester County Health & Education Facilities Authority RB (AICUP Financing Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.04%, 2/06/15 (b)	8,010	8,010,000
Cumberland County Municipal Authority RB (Diakon Lutheran Social Project) Series 2014 VRDN (Manufacturers and Traders Trust Co. LOC), 0.02%, 2/06/15 (b)	1,500	1,500,000
Lancaster County Hospital Authority RB (Luthercare Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 2/06/15 (b)	10,215	10,215,000
Lycoming County Authority RB (AICUP Financing Program Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.04%, 2/06/15 (b)	4,175	4,175,000
Southcentral General Authority RB (Homewood Hanover Project) Series 2003 VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 2/06/15 (b)	4,340	4,340,000
University of Pittsburgh of The Commonwealth System of Higher Education GO Series 2015B-2 TECP, 0.08%, 2/17/15	2,800	2,800,000

		31,040,000
Rhode Island — 0.2%
Rhode Island Health & Educational Building Corp RB Series 2005 VRDN, 0.01%, 2/06/15 (b)	3,000	3,000,000
South Carolina — 0.3%
Berkeley County GO Series 2010 MB, 5.00%, 3/01/15	3,330	3,342,062
Columbia Waterworks & Sewer System RB Series 2013 MB, 4.00%, 2/01/15	200	200,000
Horry County School District/SC GO Series 2012 VRDN (JP Morgan Chase Bank N.A.SBPA), 3.00%, 3/01/15 (b)	525	526,151
Richland County GO (Fire Protection Service Project) Series 2012B MB, 4.00%, 3/01/15	800	802,304

		4,870,517
Tennessee — 1.2%
Blount County Public Building Authority RB (Local Government Public Improvement Project) Series 2009E-8-A VRDN (Branch Banking & Trust Co. LOC), 0.02%, 2/06/15 (b)	1,500	1,500,000
Metropolitan Government of Nashville & Davidison County Electric RB Series 2014A MB, 2.00%, 5/15/15	1,215	1,221,326
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.05%, 2/06/15 (b)	3,365	3,365,000
Nashville & Davidson County Metropolitan Government TECP, 0.10%, 4/02/15	12,500	12,500,000
Tennessee GO Series 2009A MB, 5.00%, 5/01/15	300	303,475

		18,889,801

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015	29

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas — 9.9%
Arlington ISD (School Building Project) GO Series 2014A MB, 1.00%, 2/15/15	$3,365	$3,366,063
City of Dallas, 5.00%, 2/15/15	2,645	2,649,533
City of Lubbock, 3.00%, 2/15/15	1,510	1,511,536
College Station GO (Refunding and Improvement Project) Series 2014 MB, 2.00%, 2/15/15	500	500,322
Denton Independent School District GO Series 2006B VRDN (Bank of Tokya-Mitsubishi UFJ Ltd. SBPA), 0.02%, 2/06/15 (b)	4,000	4,000,000
Garland GO Series 2013A TECP, 0.06%, 2/20/15	13,240	13,240,000
Harris County Health Facilities Development Corp. RB (Texas Children’s Hospital Project) Series 1999B-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.03%, 2/06/15 (b)	39,280	39,280,000
Lubbock County GO Series 2013 MB, 3.00%, 2/15/15	100	100,096
Port of Arthur Navigation District Industrial Development Corp. RB (Total Petrochemicals Project) Series 2012 VRDN (Total S.A. Credit Agreement), 0.03%, 2/06/15 (b)	24,300	24,300,000
Port of Port Arthur Navigation District RB (Atofina Project) Series 2002C VRDN (Total Petrochemicals USA, Inc. Corporate Underlier), 0.03%, 2/06/15 (b)	1,500	1,500,000
San Antonio Electric Gas RB Series A TEPC, 0.08%, 2/05/15	20,000	20,000,000
San Antonio GO (General Improvement Project) Series 2013 MB, 4.00%, 2/01/15	140	140,000
San Antonio Municipal Drainage Utility System RB Series 2013 MB, 3.00%, 2/01/15	400	400,000
Southlake GO (Waterworks and Sewer System Project) Series 2014 MB, 3.00%, 2/15/15	550	550,554
Tarrant County Cultural Education Facilities Finance Corp. RB (Christus Health Project) Series 2008C-4 VRDN (Bank of Montreal LOC), 0.02%, 2/06/15 (b)	12,390	12,390,000
Tarrant County Cultural Education Facility Finance Corp. RB (Texas Health Resources Project) Austin Trust Series 2008-1201 VRDN (Bank of America N.A. SBPA), 0.04%, 2/06/15 (a)(b)(d)	5,795	5,795,000
Texas GO Series 2014 MB, 1.50%, 8/31/15	20,000	20,157,326
Texas Industrial Development Corp. RB (NRG Energy, Inc. Project) Series 2012 VRDN (Bank of America N.A. LOC), 0.03%, 2/06/15 (b)	2,600	2,600,000
Texas Public Finance Authority RB (Unemployment Compensation Project) Series 2010B MB, 5.00%, 7/01/15	2,200	2,243,877
University of Texas RB MB, 5.25%, 8/15/15	190	195,004
West Harris County Regional Water Authority RB Series 2014 MB, 2.00%, 12/15/15	570	578,876
Wylie GO Series 2008 MB, 4.00%, 2/15/15	250	250,329

		155,748,516
Utah — 0.9%
Weber County Hospital RB (IHC Health Services, Inc. Project) Series 2000B VRDN (U.S. Bank N.A. SBPA), 0.01%, 2/06/15 (b)	14,200	14,200,000
Virginia — 2.2%
Fairfax County GO (Public Improvement Project) Series 2011A MB, 5.00%, 4/01/15	825	831,409
Fairfax County IDRB (Inova Health Systems Project) Series 2012 VRDN 7 Month Window, 0.10%, 8/28/15 (b)	6,885	6,885,000
Newport News GO (General Improvement and Water Project) Series 2002B MB, 5.25%, 7/01/15	390	398,196

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Spotsylvania County Economic Development Authority RB Series 2014 MB, 2.00%, 6/01/15	$330	$331,885
Suffolk GO Series 2014 MB, 3.00%, 2/01/15	670	670,000
University of Virginia RB Eagle Trust Receipts Series 2014-0048-A VRDN (Citibank N.A. Liquidity Facility), 0.03%, 2/06/15 (a)(b)(d)	3,220	3,220,000
University of Virginia Series 2015A-1 TECP, 0.06%, 5/18/15	16,650	16,650,000
Upper Occoquan Sewage Authority RB Series 2005 MB (AGM Insurance), 5.00%, 7/01/15	1,350	1,376,926
Virginia Beach Development Authority RB Series 2014A MB, 2.00%, 5/01/15	415	416,824
Virginia Beach GO (Public Improvements Project) Series 2014A MB, 5.00%, 5/01/15	1,455	1,472,102
Virginia College Building Authority RB (21st Century College and Equipment Project) Series 2009D MB, 2.25%, 2/01/15	560	560,000
Virginia College Building Authority RB (21st Century College and Equipment Project) Series 2012 MB, 5.00%, 2/01/15	1,040	1,040,000
Virginia College Building Authority RB (21st Century College Project) Series 2009C MB, 4.00%, 2/01/15	1,070	1,070,000

		34,922,342
Washington — 2.9%
Chelan County Public Utility District No. 1 RB Eclipse Funding Trust Series 2007C-0047 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. SBPA), 0.02%, 2/06/15 (a)(b)(d)	11,310	11,310,000
King County Series 2015A TECP (Bayerische Landesbank GZ New York Branch SBPA), 0.10%, 4/02/15	21,280	21,280,000
King County Sewer Revenue RB Eagle Trust Receipts Series 20140047-A VRDN (AGM Insurance, Citibank N.A. Liquidity Facility), 0.03%, 2/06/15 (a)(b)(d)	5,440	5,440,000
Washington State Housing Finance Commission RB (Kitts Corner Apartment Project) VRDN (Federal Home Loan Bank LOC, East West Bank LOC), 0.03%, 2/06/15 (b)	7,000	7,000,000

		45,030,000
Wisconsin — 5.5%
Kenosha GO Series 2014 MB, 2.00%, 4/01/15	2,810	2,818,203
Madison Area Technical College GO Series 2014-15A MB, 2.00%, 3/01/15	1,310	1,311,804
Wisconsin GO Series 2004E MB, 5.00%, 5/01/15	100	101,152
Wisconsin Health & Educational Facilities Authority RB (Ascension Health Alliance Senior Credit Group Project) Series 2013B VRDN 7 Month Window, 0.08%, 8/28/15 (b)	5,265	5,265,000
Wisconsin Health & Educational Facilities Authority RB (Oakwood Village Project) Series 2000B VRDN (BMO Harris Bank N.A. LOC), 0.02%, 2/06/15 (b)	4,105	4,105,000
Wisconsin Petroleum Inspection RB Series 2014 TECP, 0.09%, 5/01/15	15,500	15,500,000

30	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015

Schedule of Investments (concluded)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
Wisconsin Series 2015-08 TECP:
0.10%, 3/02/15	$8,000	$8,000,000
0.09%, 3/04/15	33,325	33,325,000
0.08%, 5/04/15	15,000	15,000,000

		85,426,159
Total Municipal Bonds — 100.3%		1,573,175,342

Closed-End Investment Companies (a)(b)	Par (000)	Value
California — 0.2%
Nuveen California AMT-Free Municipal Income Fund Series 2010-4 VRDP (Citibank N.A. Liquidity Facility), 0.08%, 2/06/15	$2,500	$2,500,000
New York — 0.1%
Nuveen New York AMT-Free Municipal Income Fund, Inc. Series 2013-3 VRDP (Citibank N.A. Liquidity Facility), 0.08%, 2/06/15	1,800	1,800,000
Total Closed-End Investment Companies — 0.3%		4,300,000
Total Investments (Cost — $1,577,475,342*) — 100.6%		1,577,475,342
Liabilities in Excess of Other Assets — (0.6)%		(9,135,442)

Net Assets — 100.0%		$1,568,339,900

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of January 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,577,475,342	—	$1,577,475,342
[1] See above Schedule of Investments for values in each state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, cash of $540,335 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2015, there were no transfers between levels.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015	31

Schedule of Investments January 31, 2015 (Unaudited)	California Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 98.0%
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Municipal Trust Receipts Floaters Series 2001-4740 VRDN (Bank of America N.A. SBPA), 0.05%, 2/06/15 (a)(b)(c)	$1,750	$1,750,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) RB Series 2008C-1 VRDN (Sumitomo Mitsui Banking LOC), 0.01%, 2/06/15 (c)	3,600	3,600,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007G-1 VRDN (JPMorgan Chase Bank N.A. LOC), 0.01%, 2/06/15 (c)	5,600	5,600,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008E-1 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.01%, 2/06/15 (c)	2,495	2,495,000
Bay Area Toll Authority Toll Bridge RB Series 2007-D-2 VRDN (Bank of America N.A. SBPA), 0.01%, 2/06/15 (c)	3,100	3,100,000
Burbank Wastewater Treatment RB Series 2014 MB, 5.00%, 6/01/15	100	101,581
California Community College Fund RB Series 2014A MB, 2.00%, 6/30/15	5,800	5,844,571
California Community College Fund RB Series 2014B MB, 2.00%, 6/30/15	300	302,159
California Department of Water Resources RB Series 2010L MB, 5.00%, 5/01/15	225	227,643
California GO (Daily Kindergarten University Project) Series 2004A-1 VRDN (Citibank N.A. LOC), 0.01%, 2/02/15 (c)	1,500	1,500,000
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. SBPA), 0.05%, 2/06/15 (a)(b)(c)	16,955	16,955,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. SBPA), 0.05%, 2/06/15 (a)(b)(c)	4,000	4,000,000
California GO Series 2005A-1-2 VRDN (Royal Bank of Canada LOC), 0.01%, 2/06/15 (c)	1,700	1,700,000
California GO Series 2005B-7 VRDN (JPMorgan Chase Bank N.A. LOC), 0.01%, 2/02/15 (c)	2,000	2,000,000
California Health Facilities Financing Authority RB (Catholic Healthcare West Project) Series 1988B VRDN (JPMorgan Chase Bank N.A. LOC), 0.07%, 2/06/15 (c)	2,000	2,000,000
California Health Facilities Financing Authority RB (Scripps Health Project) Series 2010B VRDN (JPMorgan Chase Bank N.A. LOC), 0.02%, 2/06/15 (c)	6,500	6,500,000
California Health Facilities Financing Authority RB (Stanford Hospital Clinics Project) Series 2012C VRDN 7 Month Window, 0.10%, 8/28/15 (c)	3,000	3,000,000
California Infrastructure & Economic Development Bank RB (Pacific Gas & Electric Co. Project) Series 2009A VRDN (Union Bank N.A. LOC), 0.02%, 2/02/15 (c)	8,800	8,800,000
California Infrastructure & Economic Development Bank RB (Pacific Gas & Electric Co. Project) Series 2009D VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.01%, 2/02/15 (c)	4,400	4,400,000
California Municipal Finance Authority RB (Chevron USA, Inc.Recovery Zone Project ) Series 2005 VRDN, 0.01%, 2/02/15 (c)	4,000	4,000,000
California Pollution Control Financing Authority PCRB (Air Products & Chemicals Project) Series 1997 VRDN, 0.01%, 2/02/15 (c)	3,500	3,500,000

Municipal Bonds	Par (000)	Value
California (continued)
California Pollution Control Financing Authority PCRB (Air Products & Chemicals Project) Series 1997B VRDN, 0.01%, 2/02/15 (c)	$2,500	$2,500,000
California RB Series 2014-15 RAN, 1.50%, 6/22/15	5,000	5,026,610
California State Health Facilities Financing Authority RB (Providence Health Service Project) Series 2009-4646 VRDN (Bank of America N.A. SBPA), 0.03%, 2/06/15 (a)(c)	2,700	2,700,000
California Statewide Communities Development Authority RB Series 2008A VRDN (Wells Fargo Bank N.A. LOC), 0.01%, 2/02/15 (c)	2,600	2,600,000
California Statewide Communities Development Authority RB Series 2014 VRDN (Federal Home Loan Bank LOC, East West Bank LOC), 0.02%, 2/06/15 (c)	1,800	1,800,000
Chino Basin Regional Financing Authority RB (Inland Empire Utility Project) Series 2008B VRDN (Union Bank N.A. LOC), 0.02%, 2/06/15 (c)	1,800	1,800,000
Contra Costa Water District RB Series 2012A TECP, 0.09%, 2/12/15	3,500	3,500,000
East Bay California Municipal Utility District Water System Series 2015 E TECP:
0.09%, 5/05/15	4,200	4,200,000
0.09%, 5/07/15	2,200	2,200,000
East Bay Municipal Utility District Water System Series 2014E TECP, 0.09%, 2/12/15	5,700	5,700,000
Fairfield-Suisun Unified School District Financing Corp GO Series 2012 MB, 4.00%, 8/01/15	200	203,674
Fontana Unified School District GO PUTTERS Series 2008-2668 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.10%, 2/06/15 (a)(b)(c)	1,000	1,000,000
Fresno Unified School District GO Series 2014 MB, 4.00%, 8/01/15	600	611,476
Irvine Ranch Water District Special Assessment (Improvement District Consolidated Project) Series 2009B VRDN (Bank of America N.A. LOC), 0.01%, 2/02/15 (c)	3,400	3,400,000
Kern Community College District COP Series 2014 TECP, 0.12%, 4/01/15	2,000	2,000,000
Los Angeles County Metropolitan Transportation Authority RB (Measure R Project) Series 2010B MB, 3.00%, 6/01/15	250	252,297
Los Angeles County Metropolitan Transportation Authority RB (Proposition A Project) Series 2013 MB, 5.00%, 7/01/15	100	101,990
Los Angeles County Metropolitan Transportation Authority RB (Proposition C Project) Series 2013B MB, 4.00%, 7/01/15	1,000	1,015,873
Los Angeles County Metropolitan Transportation Authority RB (Proposition C Project) Series 2013C MB, 5.00%, 7/01/15	800	815,956
Los Angeles Department of Water & Power RB Series 2001B-3 VRDN (Bank of America N.A. SBPA), 0.01%, 2/02/15 (c)	2,500	2,500,000
Los Angeles Department of Water & Power RB Series 2001B-3 VRDN (Royal Bank of Canada SBPA), 0.01%, 2/06/15 (c)	1,600	1,600,000
Los Angeles Department of Water & Power System RB Series 2011A MB, 5.00%, 7/01/15	100	101,999
Los Angeles Department of Water & Power System RB Series 2013A MB, 1.00%, 7/01/15	540	541,800
Los Angeles Unified School District GO Series 2007A-1 MB, 4.00%, 7/01/15	150	152,312

32	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015

Schedule of Investments (continued)	California Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Los Angeles Waste Water Systems TECP Series 2013 A-1, 0.07%, 2/19/15	$2,000	$2,000,000
Milpitas Unified School District GO (Election 2012 Project) Series 2014B MB, 1.00%, 8/01/15	500	502,135
Milpitas Unified School District GO Series 2014 MB, 1.00%, 8/01/15	300	301,281
Ohlone Community College District GO (Election 2010) Series 2014B MB, 1.00%, 8/01/15	545	547,328
Pittsburg Redevelopment Agency For Tax Allocation (Los Medanos Community Project) Series 2004 VRDN (State Street Bank & Trust Co. LOC, CalSTRS LOC), 0.02%, 2/02/15 (c)	4,800	4,800,000
Pomona Unified School District GO Series 2015 MB, 2.00%, 8/01/15	100	100,867
Poway Unified School District GO (School Facilities Improvement District Project) Series 2014 MB, 3.00%, 8/01/15	140	141,975
San Bernardino County Housing Authority RB (Raintree Apartment Project) Series 2005A VRDN (Federal Home Loan Bank LOC), 0.03%, 2/06/15 (c)	3,000	3,000,000
San Diego County Regional Airport Authority RB Series 2013A MB, 3.00%, 7/01/15	150	151,720
San Diego Water Authority Series 2015-8 TECP,
0.07%, 2/04/15	1,000	1,000,000
San Diego Water Authority Series 2015-8 TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA):
0.06%, 3/12/15	1,000	1,000,000
0.06%, 3/17/15	1,000	1,000,000
San Francisco City & County Airports Commission RB (San Francisco International Airport Project) Series 2011B-2 MB, 5.00%, 5/01/15	50	50,583
San Francisco City & County GO Series 2008R1 MB, 5.00%, 6/15/15	100	101,771
San Francisco Municipal Transportation Agency RB Series 2012A MB, 4.00%, 3/01/15	100	100,285
San Francisco Unified School District GO (Prop A Election 2006 Project) Series 2007A MB, 5.00%, 6/15/15	75	76,300

Municipal Bonds	Par (000)	Value
California (continued)
San Joaquin County Transportation Authority RB (Measure K Project) Series 2014 MB, 1.00%, 3/01/15	$500	$500,320
San Joaquin Delta Community College District GO (Election 2004) Series 2014C MB, 1.00%, 8/01/15	1,000	1,004,170
San Jose Unified School District GO Series 2015C MB, 2.00%, 8/01/15	610	615,507
Southern California Metropolitan Water District RB Series 2011B MB:
3.00%, 7/01/15	100	101,168
5.00%, 7/01/15	100	101,999
Southern California Public Power Authority RB (Southern Transmission Project) Series 2011 MB, 5.00%, 7/01/15	800	815,846
University of California RB Series 2011AB MB, 5.00%, 5/15/15	800	810,970
University of California RB Series 2013AL-4 VRDN, 0.01%, 2/06/15 (c)	5,250	5,250,000
Ventura Unified School District GO Series 2014 MB, 2.00%, 8/01/15	50	50,457
Total Municipal Bonds — 98.0%		151,824,623

Closed-End Investment Companies (a)(c)
California — 3.2%
Nuveen California AMT-Free Municipal Income Fund Series 2010-4 VRDP (Citibank N.A. Liquidity Facility), 0.08%, 2/06/15	5,000	5,000,000
Total Investments (Cost — $156,824,623*) — 101.2%		156,824,623
Liabilities in Excess of Other Assets — (1.2)%		(1,826,584)

Net Assets — 100.0%		$154,998,039

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015	33

Schedule of Investments (concluded)	California Money Fund

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of January 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$156,824,623	—	$156,824,623

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, cash of $267,999 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2015, there were no transfers between levels.

34	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015

Schedule of Investments January 31, 2015 (Unaudited)	New York Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 94.8%
Bronxville Unified Free School District GO Series 2014 BAN, 1.00%, 9/18/15	$800	$803,688
Burnt Hills-Ballston Lake Central School District GO Series 2014 BAN, 1.00%, 6/26/15	1,120	1,123,349
Center Moriches Union Free School District GO Series 2014 TAN, 1.00%, 6/26/15	275	275,671
Dutchess County IDRB (Marist College Marist College Civic Facility A Project) Series 2000 VRDN (TD Bank N.A. LOC), 0.04%, 2/06/15 (a)	1,000	1,000,000
East Aurora Union Free School District GO Series 2014 BAN, 1.00%, 6/18/15	500	501,301
Erie County Industrial Development Agency RB PUTTERS (City School District of the City of Buffalo Project) Series 2008-2946 VRDN (FSA Insurance, JPMorgan Chase Bank Liquidity Facility), 0.07%, 2/06/15 (a)(b)(c)	1,000	1,000,000
ESSEX County GO Series 2014F MB, 1.00%, 12/18/15	975	980,258
Franklin County Civic Development Corp. RB (Alice Hyde Medical Center) Series 2013 VRDN (HSBC Bank USA N.A. LOC), 0.02%, 2/06/15 (a)	1,000	1,000,000
Gorham-Middlesex Central School District GO Series 2014 BAN, 1.00%, 7/08/15	1,370	1,374,263
Greece GO Series 2014 BAN, 1.00%, 6/26/15	970	972,901
Huntington GO Series 2014A MB, 1.00%, 12/09/15	240	241,320
Hyde Park Central School District GO Series 2014 BAN, 0.50%, 6/26/15	2,020	2,020,821
Irondequoit GO Series 2014C BAN, 1.00%, 4/24/15	1,335	1,337,072
Kinderhook Central School District GO Series 2014 BAN, 1.00%, 6/25/15	1,100	1,103,090
Lagrange GO Series 2014B BAN, 1.00%, 3/27/15	1,110	1,111,123
Lancaster Township GO Series 2014 BAN, 1.00%, 7/29/15	1,000	1,003,428
Landsingburgh Central School District GO Series 2014 BAN, 1.00%, 7/10/15	1,144	1,148,034
Lockport Town GO Series 2014 BAN, 1.00%, 12/15/15	1,000	1,005,165
Long Island Power Authority RB Municipal Trust Receipts Floaters Series 2006-1428 VRDN (Berkshire Hathaway Assurance Corp. Insurance, Morgan Stanley Bank Liquidity Agreement), 0.03%, 2/06/15 (a)(b)(c)	1,000	1,000,000
Metropolitan Transportation Authority RB Series 2008A-1 VRDN (Royal Bank of Canada LOC), 0.01%, 2/02/15 (a)	3,000	3,000,000
New Rochelle GO (Public Improvements Project) Series 2014 MB, 2.00%, 3/01/15	80	80,100
New Rochelle GO Series 2014A BAN, 1.00%, 3/06/15	975	975,570
New York City GO Series 1995F-4 VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 0.02%, 2/06/15 (a)	900	900,000
New York City GO Series 1995F-5 VRDN (Bayerische Landesbank Girozentrale LOC), 0.03%, 2/06/15 (a)	2,275	2,275,000
New York City GO Series 2002C-2 VRDN (Bayerische Landesbank Girozentrale LOC), 0.03%, 2/06/15 (a)	3,770	3,770,000
New York City GO Series 2012G-7 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.01%, 2/02/15 (a)	1,500	1,500,000
New York City GO Series 2013D-4 VRDN (TD Bank N.A. LOC), 0.01%, 2/02/15 (a)	1,700	1,700,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Housing Development Corp. RB (50th Avenue Development Project) Series 2013A VRDN (Wells Fargo Bank N.A. LOC):
0.01%, 2/06/15 (a)	$2,000	$2,000,000
0.01%, 2/06/15 (a)	1,100	1,100,000
New York City IDRB (New York Law School Project) Series 2006A VRDN (JPMorgan Chase Bank N.A. LOC), 0.02%, 2/06/15 (a)	4,500	4,500,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2010DD-1 VRDN (TD Bank N.A. SBPA), 0.01%, 2/02/15 (a)	1,700	1,700,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012A-4 VRDN (Northern Trust SBPA), 0.01%, 2/02/15 (a)	2,900	2,900,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Sub-Series 2013 VRDN (Wells Fargo Bank N.A. LOC), 0.01%, 2/02/15 (a)	2,000	2,000,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3F VRDN (Royal Bank of Canada SBPA), 0.03%, 2/02/15 (a)	1,500	1,500,000
New York City Trust for Cultural Resources RB (Lincoln Center Project) Series 2008A-2 VRDN (The Bank of New York Mellon Corp. LOC), 0.02%, 2/02/15 (a)	2,050	2,050,000
New York City Water & Sewer System RB Series 2008-2843 VRDN (Morgan Stanley Bank SBPA), 0.03%, 2/06/15 (a)(b)	10,000	10,000,000
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Bank N.A. LOC), 0.01%, 2/06/15 (a)	2,000	2,000,000
New York Dormitory Authority RB (Cornell University Project) Series 2000B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.02%, 2/06/15 (a)	1,775	1,775,000
New York Dormitory Authority RB (Long Island University Project) Series 2006A-2 VRDN (TD Bank N.A. LOC), 0.02%, 2/06/15 (a)	3,500	3,500,000
New York Dormitory Authority RB (Mental Health Services Facilities Improvement Project) Series 2008 MB, 5.00%, 2/15/15	60	60,099
New York Dormitory Authority RB Eagle Trust Receipts Series 2006-0164A VRDN (Citibank N.A. SBPA), 0.03%, 2/06/15 (a)(b)(c)	5,300	5,300,000
New York Dormitory Authority RB RBC Muni Products Inc Trust Series 2014 O-87 VRDN (Royal Bank of Canada LOC), 0.02%, 2/06/15 (a)(b)(c)	2,350	2,350,000
New York GO Municipal Trust Receipts Floaters Series 2013-3320 VRDN (Credit Suisse A.G. SBPA), 0.02%, 2/06/15 (a)(b)(c)	1,700	1,700,000
New York HFA RB (175 West 60th Street Project) Series 2012 VRDN (Manufacturers and Traders Trust Co. LOC), 0.01%, 2/06/15 (a)	2,000	2,000,000
New York HFA RB (175 West 60th Street Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.05%, 2/06/15 (a)	1,500	1,500,000
New York HFA RB (388 Bridge Street Housing Project) Series 2012A VRDN (Manufacturers and Traders Trust Co. LOC), 0.03%, 2/06/15 (a)	300	300,000
New York HFA RB (West 29th Street Housing Project) Series 2012A VRDN (Wells Fargo Bank N.A. LOC), 0.01%, 2/06/15 (a)	1,100	1,100,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015	35

Schedule of Investments (continued)	New York Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
New York Local Government Assistance Corp. RB Series 2003-4V VRDN (Bank of America N.A. SBPA), 0.02%, 2/06/15 (a)	$6,805	$6,805,000
New York State Housing Finance Agency RB Series 2014 VRDN (Manufacturers & Traders Trust Co. LOC), 0.02%, 2/06/15 (a)	2,750	2,750,000
New York State Housing Finance Agency RB Series 2014A VRDN (Bank of New York Mellon LOC), 0.01%, 2/06/15 (a)	3,500	3,500,000
New York State Housing Finance Agency RB Series 2014A VRDN (Wells Fargo Bank N.A. LOC), 0.02%, 2/06/15 (a)	1,400	1,400,000
New York State Housing Finance Agency RB Series 2014A-1 VRDN (Manufactures & Trades Trust Co. LOC), 0.01%, 2/06/15 (a)	3,600	3,600,000
North Babylon Union Free School District GO Series 2014 BAN, 1.00%, 2/13/15	2,700	2,700,650
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 2/06/15 (a)	1,100	1,100,000
Rocky Point Union Free School District GO Series 2014-201 BAN, 1.00%, 6/25/15	500	501,450
Saratoga County RB (Saratoga Hospital Project) Series 2014 VRDN (HSBC Bank USA N.A. LOC), 0.02%, 2/06/15 (a)	630	630,000
Seaford Unified Free School District GO Series 2014 TAN (State Aid Withholding Insurance), 1.00%, 6/19/15	1,640	1,644,663
Shenendehowa Central School District GO Series 2014 BAN, 1.00%, 6/25/15	900	902,673
Sleepy Hollow Series 2014A BAN, 1.00%, 11/24/15	2,600	2,612,335
South Country Central School District GO Series 2014-15 BAN, 1.00%, 6/25/15	1,000	1,003,092

Municipal Bonds	Par (000)	Value
New York (concluded)
Sweet Home Central School District GO Series 2014 BAN, 1.00%, 7/08/15	$1,080	$1,083,499
Tarrytown GO (Public Improvements Project) Series 2014 MB, 2.00%, 3/15/15	40	40,077
Triborough Bridge & Tunnel Authority RB Austin Trust Series 2008C-1184 VRDN (Bank of America N.A. SBPA), 0.07%, 2/06/15 (a)(b)(c)	700	700,000
Triborough Bridge & Tunnel Authority RB Sub-Series 2005 B-2 VRDN (Wells Fargo Bank N.A. LOC), 0.01%, 2/02/15 (a)	1,570	1,570,000
Wappingers Central School District GO Series 2014B BAN, 1.00%, 7/10/15	1,070	1,073,372
West Genesee Central School District GO Series 2014 BAN, 1.00%, 10/23/15	1,500	1,506,669
Yonkers IDRB (Consumers Union of United States Project) Series 2005 VRDN (JPMorgan Chase Bank N.A. LOC), 0.02%, 2/06/15 (a)	5,875	5,875,000
Total Municipal Bonds — 94.8%		123,535,733

Closed-End Investment Companies (a)(b)
New York — 5.1%
Nuveen New York AMT-Free Municipal Income Fund, Inc. Series 2013-3 VRDP (Citibank N.A. Liquidity Facility), 0.08%, 2/06/15	6,700	6,700,000
Total Investments (Cost — $130,235,733*) — 99.9%		130,235,733
Other Assets Less Liabilities — 0.1%		155,261

Net Assets — 100.0%		$130,390,994

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

36	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015

Schedule of Investments (concluded)	New York Money Fund

As of January 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$130,235,733	—	$130,235,733

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, cash of $39,435 is categorized as Level 1 within the disclosure hierarchy.

During the period ended January 31, 2015, there were no transfers between levels.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2015	37

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: March 25, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date: March 25, 2015